UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21934

RiverNorth Funds

(Exact name of registrant as specified in charter)

325 N. LaSalle Street, Suite 645, Chicago, IL 60654

(Address of principal executive offices) (Zip code)

Marc L. Collins

325 N. LaSalle Street, Suite 645

Chicago, IL 60654

(Name and address of agent for service)

Registrant's telephone number, including area code: 312-832-1440

Date of fiscal year end:	09/30

Date of reporting period:	12/31/2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

RiverNorth Core Opportunity Fund

SCHEDULE OF INVESTMENTS

December 31, 2018 (Unaudited)

Shares/Description		Value
CLOSED-END FUNDS - 69.41%
401,012	Aberdeen Emerging Markets Equity Income Fund, Inc.	$2,546,426
765,745	Aberdeen Total Dynamic Dividend Fund	5,521,021
509,131	AllianzGI NFJ Dividend Interest & Premium Strategy Fund	5,437,519
291,636	BlackRock Credit Allocation Income Trust	3,260,491
13,972	BlackRock Resources & Commodities Strategy Trust	98,642
193,151	BrandywineGLOBAL Global Income Opportunities Fund, Inc.	2,004,907
364,597	Clough Global Opportunities Fund	3,000,633
259,879	Cornerstone Strategic Value Fund, Inc.	2,905,447
141,552	Cornerstone Total Return Fund, Inc.	1,572,643
125,547	Eaton Vance Limited Duration Income Fund	1,496,520
58,568	Highland Floating Rate Opportunities Fund	749,670
103,667	Invesco Municipal Opportunity Trust	1,158,997
25,215	Invesco Senior Income Trust	98,591
153,791	Kayne Anderson MLP/Midstream Investment Co.	2,116,164
589,323	Liberty All Star® Equity Fund	3,170,558
38,073	Morgan Stanley Emerging Markets Debt Fund, Inc.	313,341
89,917	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	544,897
95,074	Neuberger Berman High Yield Strategies Fund, Inc.	919,366
58,285	NexPoint Credit Strategies Fund	1,161,620
182,008	Nuveen AMT-Free Quality Municipal Income Fund	2,240,518
242,127	Nuveen Credit Strategies Income Fund	1,791,740
109,348	Nuveen Intermediate Duration Quality Municipal Term Fund	1,350,448
175,085	Nuveen Mortgage Opportunity Term Fund	3,913,150
50,369	Nuveen Mortgage Opportunity Term Fund 2	1,116,681
156,224	Nuveen Quality Municipal Income Fund	1,959,049
60,315	PGIM Global Short Duration High Yield Fund, Inc.	779,270
157,669	Royce Value Trust, Inc.	1,860,494
532,854	Sprott Focus Trust, Inc.	3,079,896
635,041	Templeton Global Income Fund	3,829,297
184,210	Tortoise MLP Fund, Inc.	2,256,573
46,853	Voya Emerging Markets High Income Dividend Equity Fund	341,558
393,037	Western Asset Emerging Markets Debt Fund, Inc.	4,830,425
719,524	Western Asset High Income Opportunity Fund, Inc.	3,151,515

TOTAL CLOSED-END FUNDS (Cost $78,350,159)		70,578,067

COMMON STOCKS - 7.54%
35,274	Big Rock Partners Acquisition Corp.(a)	359,795
29,885	Black Ridge Acquisition Corp.(a)	300,045
44,762	CM Seven Star Acquisition Corp.(a)	452,096
9,711	Far Point Acquisition Corp., Class A(a)	93,711
75,837	Gordon Pointe Acquisition Corp.(a)	758,370
40,974	Haymaker Acquisition Corp., Class A(a)	410,150
29,414	Legacy Acquisition Corp., Class A(a)	288,846
41,844	Leisure Acquisition Corp.(a)	410,908
12,752	LF Capital Acquisition Corp., Class A(a)	124,715
62,602	MTech Acquisition Corp.(a)	631,654
54,611	One Madison Corp., Class A(a)	547,748
82,651	Opes Acquisition Corp.(a)	820,724
56,421	Pensare Acquisition Corp.(a)	571,545
32,603	Pure Acquisition Corp.(a)	320,814
1,817	Reebonz Holding, Ltd.(a)	3,779
19,187	Thunder Bridge Acquisition, Ltd., Class A(a)	189,951

Shares/Description		Value
37,631	Tiberius Acquisition Corp.(a)	$368,784
19,178	Trident Acquisitions Corp.(a)	191,205
15,528	Trinity Merger Corp., Class A(a)	155,125
19,229	Twelve Seas Investment Co.(a)	188,829
29,556	Union Acquisition Corp.(a)	297,629
18,162	VectoIQ Acquisition Corp.(a)	176,171

TOTAL COMMON STOCKS (Cost $7,287,218)		7,662,594

EXCHANGE-TRADED FUNDS - 22.04%
187,653	PowerShares® FTSE RAFI Emerging Markets Portfolio	3,709,900
61,419	PowerShares® FTSE RAFI US 1000 Portfolio	6,238,328
31,826	SPDR® S&P 500® ETF Trust	7,953,954
55,877	Vanguard® FTSE Developed Markets ETF	2,073,037
63,796	Vanguard® FTSE Emerging Markets ETF	2,430,627

TOTAL EXCHANGE-TRADED FUNDS (Cost $21,165,955)		22,405,846

PREFERRED STOCKS - 0.05%
2,154	General American Investors Co., Inc., Series B, 5.950%(b)	55,405

TOTAL PREFERRED STOCKS (Cost $52,579)		55,405

Shares/Description		Rate	Maturity	Value
BUSINESS DEVELOPMENT COMPANY NOTES - 1.06%
United States - 1.06%
43,123	TriplePoint Venture Growth BDC Corp.	5.75%	07/15/2022	1,074,625

TOTAL BUSINESS DEVELOPMENT COMPANY NOTES (Cost $1,078,075)				1,074,625

Shares/Description		Value
RIGHTS - 0.06%
35,274	Big Rock Partners Acquisition Corp., Strike Price 11.50, Expires 12/31/2049(a)	12,699
14,943	Black Ridge Acquisition Corp., Strike Price 11.50, Expires 10/25/2022(a)	4,483
44,762	CM Seven Star Acquisition Corp., Strike Price 11.50, Expires 11/06/2019(a)	14,324
56,421	Pensare Acquisition Corp., Strike Price 11.50, Expires 08/08/2022(a)	16,362
19,229	Twelve Seas Investment Co., Strike Price 11.50, Expires 07/14/2023(a)	6,730
29,556	Union Acquisition Corp., Strike Price 11.50, Expires 12/31/2049(a)	11,231

TOTAL RIGHTS (Cost $72,599)		65,829

WARRANTS - 0.28%
17,637	Big Rock Partners Acquisition Corp., Strike Price 11.50, Expires 12/01/2022(a)	6,778
44,826	Black Ridge Acquisition Corp., Strike Price 11.50, Expires 10/25/2022(a)	14,344
22,381	CM Seven Star Acquisition Corp., Strike Price 11.50, Expires 11/06/2022(a)	5,595
8,061	Concrete Pumping Holdings, Inc., Strike Price 11.50, Expires 08/01/2024(a)	6,288
14,121	Falcon Minerals Corp., Strike Price 11.50, Expires 08/15/2022(a)	8,473
3,237	Far Point Acquisition Corp., Strike Price 11.50, Expires 06/03/2025(a)	3,884

Shares/Description		Value
75,837	Gordon Pointe Acquisition Corp., Strike Price 11.50, Expires 03/12/2019(a)	$29,501
20,487	Haymaker Acquisition Corp., Strike Price 11.50, Expires 11/17/2022(a)	16,801
29,414	Legacy Acquisition Corp., Strike Price 5.75, Expires 12/01/2022(a)	9,736
20,922	Leisure Acquisition Corp., Strike Price 11.50, Expires 12/28/2022(a)	16,528
12,752	LF Capital Acquisition Corp., Strike Price 11.50, Expires 06/28/2023(a)	5,483
62,602	MTech Acquisition Corp., Strike Price 11.50, Expires 08/02/2024(a)	37,530
27,306	One Madison Corp., Strike Price 11.50, Expires 02/23/2023(a)	21,299
82,651	Opes Acquisition Corp., Strike Price 11.50, Expires 01/16/2023(a)	23,969
28,211	Pensare Acquisition Corp., Strike Price 11.50, Expires 08/08/2022(a)	5,642
16,301	Pure Acquisition Corp., Strike Price 11.50, Expires 04/17/2023(a)	18,583
9,083	Reebonz Holding, Ltd., Strike Price 11.50, Expires 09/19/2024(a)	1,717
15,042	Smaaash Entertainment, Inc., Strike Price , Expires 05/22/2024(a)	2,616
19,187	Thunder Bridge Acquisition, Ltd., Strike Price 11.50, Expires 07/17/2022(a)	6,715
37,631	Tiberius Acquisition Corp., Strike Price 11.50, Expires 04/10/2023(a)	14,676
19,178	Trident Acquisitions Corp., Strike Price 11.50, Expires 06/14/2021(a)	5,753
15,528	Trinity Merger Corp., Strike Price 11.50, Expires 06/01/2023(a)	6,135
19,229	Twelve Seas Investment Co., Strike Price 11.50, Expires 07/13/2023(a)	5,000
29,556	Union Acquisition Corp., Strike Price 11.50, Expires 07/01/2025(a)	7,389
18,162	VectoIQ Acquisition Corp., Strike Price 11.50, Expires 06/12/2023(a)	7,810

TOTAL WARRANTS (Cost $344,135)		288,245

SHORT-TERM INVESTMENTS - 0.04%
Money Market Fund
41,259	State Street Institutional Trust (7 Day Yield 2.24%)	41,259

TOTAL SHORT-TERM INVESTMENTS (Cost $41,259)		41,259

TOTAL INVESTMENTS - 100.48% (Cost $108,391,979)		102,171,870
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.48)%		(487,949)
NET ASSETS - 100.00%		$101,683,921

(a)	Non-income producing security.
(b)	Security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

See Notes to Quarterly Schedule of Investments.

RiverNorth/DoubleLine Strategic Income Fund

SCHEDULE OF INVESTMENTS

December 31, 2018 (Unaudited)

Shares/Description		Value
CLOSED-END FUNDS - 39.28%
1,112,348	Aberdeen Asia-Pacific Income Fund, Inc.	$4,304,787
668,734	Advent Claymore Convertible Securities and Income Fund	8,385,924
918,799	AllianceBernstein Global High Income Fund, Inc.	9,674,953
343,684	AllianceBernstein National Municipal Income Fund, Inc.	4,168,887
657,922	Ares Dynamic Credit Allocation Fund, Inc.	9,079,324
144,624	Barings Global Short Duration High Yield Fund	2,306,753
2,151,838	BlackRock Corporate High Yield Fund, Inc.	19,969,057
2,045,278	BlackRock Credit Allocation Income Trust	22,866,208
1,307,584	BlackRock Debt Strategies Fund, Inc.	12,775,096
214,390	BlackRock Floating Rate Income Trust	2,476,204
443,757	BlackRock Limited Duration Income Trust	5,933,031
858,753	BlackRock Multi-Sector Income Trust	13,190,446
580,800	BlackRock Muni Intermediate Duration Fund, Inc.	7,347,120
114,687	BlackRock Municipal Income Quality Trust	1,431,294
299,487	BlackRock MuniYield Quality Fund III, Inc.	3,608,818
90,286	BlackRock MuniYield Quality Fund, Inc.	1,171,912
211,176	Blackstone / GSO Strategic Credit Fund	2,844,541
27,639	Blackstone/GSO Long-Short Credit Income Fund	379,760
891,092	BrandywineGLOBAL Global Income Opportunities Fund, Inc.	9,249,535
77,895	Eaton Vance Floating-Rate 2022 Target Term Trust	666,781
443,112	Eaton Vance Floating-Rate Income Trust	5,609,798
2,962,326	Eaton Vance Limited Duration Income Fund	35,310,926
110,970	Eaton Vance Municipal Bond Fund	1,252,851
615,763	Eaton Vance Senior Floating-Rate Trust	7,727,826
1,125,869	Eaton Vance Senior Income Trust	6,755,214
188,091	First Trust High Income Long/Short Fund	2,497,848
184,876	First Trust Intermediate Duration Preferred & Income Fund	3,660,545
941,398	Highland Floating Rate Opportunities Fund	12,049,894
1,973,650	Invesco Dynamic Credit Opportunities Fund	20,269,385
2,610,566	Invesco Senior Income Trust	10,207,313
114,695	Invesco Trust for Investment Grade Municipals	1,316,699
816,180	Invesco Value Municipal Income Trust	11,034,754
615,676	MFS Charter Income Trust	4,512,905
28,974	MFS Multimarket Income Trust	148,347
483,942	Morgan Stanley Emerging Markets Debt Fund, Inc.	3,982,843
172,721	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	1,046,689
484,488	Neuberger Berman High Yield Strategies Fund, Inc.	4,684,999
3,020,927	Nuveen AMT-Free Quality Municipal Income Fund	37,187,611
238,217	Nuveen Build America Bond Fund	4,611,881
2,361,824	Nuveen Credit Strategies Income Fund	17,477,498
121,808	Nuveen Dividend Advantage Municipal Income Fund	1,702,876
580,965	Nuveen Floating Rate Income Fund	5,362,307
38,104	Nuveen Floating Rate Income Opportunity Fund	343,698
600,198	Nuveen Global High Income Fund	8,192,703
33,933	Nuveen Mortgage Opportunity Term Fund	758,402
1,075,940	Nuveen Preferred & Income Securities Fund	8,908,783
102,689	Nuveen Preferred & Income Term Fund	2,076,372
3,290,655	Nuveen Quality Municipal Income Fund	41,264,814
922,310	PGIM Global Short Duration High Yield Fund, Inc.	11,916,245
953,633	PGIM Short Duration High Yield Fund, Inc.	12,425,838
118,099	PIMCO Dynamic Credit Income Fund	2,485,984
394,464	Putnam Municipal Opportunities Trust	4,429,831
987,404	Templeton Emerging Markets Income Fund	9,498,826
3,252,294	Templeton Global Income Fund	19,611,333

Shares/Description		Value
2,865,792	Voya Prime Rate Trust	$12,867,406
1,626,942	Wells Fargo Income Opportunities Fund	11,762,791
41,499	Wells Fargo Multi-Sector Income Fund	460,224
2,968,310	Western Asset Emerging Markets Debt Fund, Inc.	36,480,530
431,956	Western Asset Global Corporate Defined Opportunity Fund, Inc.	6,470,701
1,677,258	Western Asset Global High Income Fund, Inc.	13,870,924
1,115,404	Western Asset High Income Fund II, Inc.	6,424,727
6,870,046	Western Asset High Income Opportunity Fund, Inc.	30,090,801
1,018,228	Western Asset High Yield Defined Opportunity Fund, Inc.	13,389,698
1,737,430	Western Asset Inflation-Linked Opportunities & Income Fund	17,634,914

TOTAL CLOSED-END FUNDS (Cost $674,691,206)		611,606,985

BUSINESS DEVELOPMENT COMPANIES - 0.28%
491,342	Barings BDC, Inc.	4,426,991

TOTAL BUSINESS DEVELOPMENT COMPANIES (Cost $4,925,189)		4,426,991

COMMON STOCKS - 1.24%
12,164	Frontera Energy Corp.	118,500
3,709,729	FS KKR Capital Corp.	19,216,396

TOTAL COMMON STOCKS (Cost $23,209,668)		19,334,896

OPEN-END FUNDS - 1.78%
3,055,427	RiverNorth/Oaktree High Income Fund, Class I(a)	27,689,803

TOTAL OPEN-END FUNDS (Cost $29,859,006)		27,689,803

PREFERRED STOCKS - 2.42%
365,341	Allianzgi Convertible & Income Fund, Series A, 5.625%(b)	8,614,741
117,228	Annaly Capital, Series G, 6.500%, Perpetual Maturity(b)	2,744,975
150,000	GDL Fund, Series C, 4.000%, 03/26/2025	7,582,800
67,400	Gladstone Investment Corp., 6.250%, 09/30/2023	1,685,000
456,202	Hercules Capital, Inc., 5.250%, 04/30/2025	10,971,658
111,574	Kayne Anderson MLP/Midstream Investment Co., Series F, 3.500%, 04/15/2020	2,788,179
132,291	New Mountain Finance Corp., 5.750%, 10/01/2023	3,255,086

TOTAL PREFERRED STOCKS (Cost $38,545,979)		37,642,439

Shares/Description		Rate	Maturity	Value
BUSINESS DEVELOPMENT COMPANY NOTES - 1.60%
United States - 1.60%
205,671	KCAP Financial, Inc.	6.13%	09/30/2022	5,088,300
234,919	MVC Capital, Inc.	6.25%	11/30/2022	5,872,975
123,596	THL Credit, Inc.	6.75%	12/30/2022	3,089,900
189,913	THL Credit, Inc.	6.13%	10/30/2023	4,695,409

Shares/Description		Rate	Maturity	Value
244,476	TriplePoint Venture Growth BDC Corp.	5.75%	07/15/2022	$6,092,342
				24,838,926

TOTAL BUSINESS DEVELOPMENT COMPANY NOTES (Cost $24,908,774)				24,838,926

Principal Amount/Description		Rate	Maturity	Value
FOREIGN CORPORATE BONDS - 2.34%
Argentina - 0.08%
$500,000	Banco Macro SA(c)(d)	6.75%	11/04/2026	406,250
450,000	Pampa Energia SA(d)	7.50%	01/24/2027	379,215
400,000	YPF SA(d)	8.50%	07/28/2025	360,500
200,000	YPF SA(d)	6.95%	07/21/2027	163,750
				1,309,715
Australia - 0.20%
1,000,000	APT Pipelines, Ltd.(e)	4.25%	07/15/2027	975,293
110,000	Macquarie Group, Ltd.(c)(e)	3M US L + 1.023%	11/28/2023	105,920
245,000	Macquarie Group, Ltd.(c)(e)	3M US L + 1.33%	03/27/2024	245,250
500,000	Sydney Airport Finance Co. Pty, Ltd.(e)	3.38%	04/30/2025	480,766
500,000	Sydney Airport Finance Co. Pty, Ltd.(e)	3.63%	04/28/2026	479,209
775,000	Westpac Banking Corp.(c)	3M US L + 0.72%	05/15/2023	767,325
				3,053,763
Bermuda - 0.02%
200,000	Digicel Group, Ltd.(e)	7.13%	04/01/2022	94,500
400,000	Digicel Group, Ltd.(d)	7.13%	04/01/2022	189,000
				283,500
Brazil - 0.05%
600,000	Banco do Brasil SA(b)(c)(d)	6.25%	Perpetual Maturity	516,750
200,000	Nexa Resources SA(d)	5.38%	05/04/2027	194,250
1,500,000	OAS Finance, Ltd.(b)(e)(f)	8.88%	Perpetual Maturity	22,500
				733,500
Canada - 0.12%
110,000	1011778 BC ULC / New Red Finance, Inc.(e)	5.00%	10/15/2025	101,475
395,000	Bank of Montreal(c)	3.80%	12/15/2032	366,264
600,000	Canacol Energy, Ltd.(d)	7.25%	05/03/2025	555,000
365,000	Fortis, Inc.	2.10%	10/04/2021	351,115
175,000	Garda World Security Corp.(e)	8.75%	05/15/2025	160,125
90,000	Telesat Canada / Telesat LLC(e)	8.88%	11/15/2024	93,825
205,000	Tervita Escrow Corp.(e)	7.63%	12/01/2021	196,287
				1,824,091
Cayman Islands - 0.19%
400,000	Banco Mercantil del Norte SA/Grand Cayman(b)(c)(d)	7.63%	Perpetual Maturity	389,004
200,000	Comunicaciones Celulares SA Via Comcel Trust(d)	6.88%	02/06/2024	204,303
400,000	Gran Tierra Energy International Holdings, Ltd.(d)	6.25%	02/15/2025	373,000
200,000	Grupo Aval, Ltd.(d)	4.75%	09/26/2022	187,250
1,072,696	Interoceanica IV Finance, Ltd.(d)(g)	0.00%	11/30/2025	937,268
300,000	Itau Unibanco Holding SA Island(b)(c)(d)	6.50%	Perpetual Maturity	284,325
200,000	Latam Finance, Ltd.(d)	6.88%	04/11/2024	197,702

Principal Amount/Description		Rate	Maturity	Value
$300,000	Lima Metro Line 2 Finance, Ltd.(e)	5.88%	07/05/2034	$299,620
80,000	Transocean Guardian, Ltd.(e)	5.88%	01/15/2024	77,000
				2,949,472
Chile - 0.10%
900,000	Empresa de Transporte de Pasajeros Metro SA(e)	5.00%	01/25/2047	884,250
182,600	Empresa Electrica Angamos SA(d)	4.88%	05/25/2029	175,396
400,000	Geopark, Ltd.(d)	6.50%	09/21/2024	371,500
200,000	VTR Finance BV(d)	6.88%	01/15/2024	200,750
				1,631,896
China - 0.02%
300,000	Sinopec Group Overseas Development 2016, Ltd.(d)	2.75%	09/29/2026	273,060

Colombia - 0.03%
200,000	Banco Bilbao Vizcaya Argentaria Colombia SA(d)	4.88%	04/21/2025	195,000
100,000	Ecopetrol SA	5.88%	09/18/2023	104,500
200,000	SURA Asset Management SA(d)	4.88%	04/17/2024	198,752
				498,252
Dominican Republic - 0.02%
300,000	Banco de Reservas de la Republica Dominicana(e)	7.00%	02/01/2023	301,500

France - 0.03%
525,000	BNP Paribas SA(e)	3.38%	01/09/2025	494,935

Great Britain - 0.24%
510,000	Anglo American Capital PLC(e)	4.50%	03/15/2028	473,867
430,000	AstraZeneca PLC	2.38%	06/12/2022	412,803
390,000	Barclays PLC(c)	3M US L + 1.38%	05/16/2024	371,631
510,000	Credit Agricole SA/London(e)	3.75%	04/24/2023	499,517
765,000	HSBC Holdings PLC(c)	3M US L + 1.38%	09/12/2026	754,051
530,000	Lloyds Banking Group PLC(c)	3M US L + 1.205%	11/07/2028	472,592
200,000	MARB BondCo PLC(d)	7.00%	03/15/2024	189,702
300,000	MARB BondCo PLC(d)	6.88%	01/19/2025	278,965
255,000	Royal Bank of Scotland Group PLC(c)	3M US L + 1.48%	05/15/2023	245,393
				3,698,521
Guatemala - 0.01%
200,000	Energuate Trust(e)	5.88%	05/03/2027	185,750

India - 0.06%
300,000	Bharti Airtel, Ltd.(d)	4.38%	06/10/2025	273,782
200,000	Indian Oil Corp., Ltd.	5.75%	08/01/2023	210,919
600,000	Vedanta Resources PLC(d)	6.13%	08/09/2024	500,392
				985,093
Ireland - 0.11%
535,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.50%	01/15/2025	488,973
156,000	Avolon Holdings Funding, Ltd.(e)	5.13%	10/01/2023	149,370
200,000	C&W Senior Financing DAC(e)	7.50%	10/15/2026	192,750
600,000	C&W Senior Financing DAC(d)	6.88%	09/15/2027	553,500
415,000	Shire Acquisitions Investments Ireland DAC	2.88%	09/23/2023	392,708
				1,777,301
Isle Of Man - 0.04%
600,000	Gohl Capital, Ltd.	4.25%	01/24/2027	565,939

Israel - 0.08%
100,000	Delek & Avner Tamar Bond, Ltd.(e)	5.08%	12/30/2023	100,105

Principal Amount/Description		Rate	Maturity	Value
$100,000	Delek & Avner Tamar Bond, Ltd.(e)	5.41%	12/30/2025	$100,247
1,100,000	Israel Electric Corp., Ltd.(e)	5.00%	11/12/2024	1,110,758
				1,311,110
Japan - 0.07%
490,000	Mitsubishi UFJ Financial Group, Inc.(c)	3M US L + 0.74%	03/02/2023	482,158
655,000	Sumitomo Mitsui Financial Group, Inc.(c)	3M US L + 0.74%	01/17/2023	647,148
				1,129,306
Luxembourg - 0.06%
200,000	Millicom International Cellular SA(e)	6.63%	10/15/2026	202,770
200,000	Millicom International Cellular SA(d)	5.13%	01/15/2028	179,000
400,000	Minerva Luxembourg SA(d)	6.50%	09/20/2026	374,004
200,000	Minerva Luxembourg SA(d)	5.88%	01/19/2028	174,750
				930,524
Malaysia - 0.04%
600,000	Malayan Banking Bhd(c)	3.91%	10/29/2026	593,166

Mauritius - 0.03%
400,000	UPL Corp., Ltd.(d)	3.25%	10/13/2021	387,587

Mexico - 0.23%
200,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand(c)(e)	5.95%	10/01/2028	201,500
800,000	BBVA Bancomer SA(c)(d)	5.13%	01/18/2033	697,000
200,000	Cemex SAB de CV(d)	7.75%	04/16/2026	210,750
493,500	Cometa Energia SA de CV(d)	6.38%	04/24/2035	458,338
200,000	Credito Real SAB de CV SOFOM ER(b)(c)(d)	9.13%	Perpetual Maturity	189,002
400,000	Fresnillo PLC(d)	5.50%	11/13/2023	408,004
200,000	Grupo Idesa SA de CV(e)	7.88%	12/18/2020	141,750
200,000	Grupo Idesa SA de CV(d)	7.88%	12/18/2020	141,750
450,000	Mexico City Airport Trust(e)	4.25%	10/31/2026	403,313
172,140	Mexico Generadora de Energia S de rl(d)	5.50%	12/06/2032	165,254
600,000	Unifin Financiera SAB de CV SOFOM ENR(b)(c)(d)	8.88%	Perpetual Maturity	498,000
				3,514,661
Netherlands - 0.16%
400,000	AES Andres BV / Dominican Power Partners / Empresa Generadora de Electricidad It(e)	7.95%	05/11/2026	406,000
500,000	Bharti Airtel International Netherlands BV(d)	5.13%	03/11/2023	492,429
520,000	Enel Finance International NV(e)	4.25%	09/14/2023	508,951
600,000	Petrobras Global Finance BV	5.75%	02/01/2029	556,500
435,000	Teva Pharmaceutical Finance Netherlands III BV	2.80%	07/21/2023	375,007
200,000	VTR Finance BV(e)	6.88%	01/15/2024	200,750
				2,539,637
Panama - 0.01%
200,000	Global Bank Corp.(d)	4.50%	10/20/2021	194,440

Peru - 0.04%
100,000	BBVA Banco Continental SA(d)	5.00%	08/26/2022	101,751
400,000	Inkia Energy, Ltd.(d)	5.88%	11/09/2027	372,004
200,000	Orazul Energy Egenor S en C por A(d)	5.63%	04/28/2027	177,250
				651,005

Principal Amount/Description		Rate	Maturity	Value
Philippines - 0.06%
$600,000	BDO Unibank, Inc.	2.95%	03/06/2023	$568,620
400,000	Union Bank of the Philippines	3.37%	11/29/2022	381,600
				950,220
Singapore - 0.14%
515,000	BOC Aviation, Ltd.(c)(e)	3M US L + 1.125%	09/26/2023	513,829
600,000	BPRL International Singapore Pte, Ltd.	4.38%	01/18/2027	568,438
200,000	DBS Group Holdings, Ltd.(b)(c)	3.60%	Perpetual Maturity	191,750
600,000	ONGC Videsh Vankorneft Pte, Ltd.	3.75%	07/27/2026	558,820
300,000	United Overseas Bank, Ltd.(b)(c)	3.88%	Perpetual Maturity	276,902
				2,109,739
South Korea - 0.04%
550,000	Korea Expressway Corp.(c)(e)	3M US L + 0.70%	04/20/2020	551,300

Spain - 0.04%
600,000	Banco Santander SA(c)	3M US L + 1.09%	02/23/2023	587,807

Switzerland - 0.02%
390,000	Credit Suisse Group AG(c)(e)	3M US L + 1.24%	06/12/2024	384,400

TOTAL FOREIGN CORPORATE BONDS (Cost $39,634,450)				36,401,190

U.S. CORPORATE BONDS - 3.46%
Advertising - 0.03%
500,000	Interpublic Group of Cos., Inc.	5.40%	10/01/2048	475,805

Aerospace/Defense - 0.03%
345,000	Lockheed Martin Corp.	4.70%	05/15/2046	361,734
140,000	TransDigm, Inc.	6.38%	06/15/2026	130,725
				492,459
Agriculture - 0.02%
95,000	BAT Capital Corp.(c)	3M US L + 0.88%	08/15/2022	93,221
280,000	Reynolds American, Inc.	4.00%	06/12/2022	277,189
				370,410
Airlines - 0.03%
440,000	Delta Air Lines, Inc.	3.80%	04/19/2023	433,360

Auto Manufacturers - 0.17%
885,000	Daimler Finance North America LLC(c)(e)	3M US L + 0.84%	05/04/2023	876,373
420,000	Ford Motor Co.	7.45%	07/16/2031	434,189
185,000	General Motors Co.(c)	3M US L + 0.80%	08/07/2020	183,177
450,000	General Motors Financial Co., Inc.(c)	3M US L + 0.99%	01/05/2023	427,128
55,000	General Motors Financial Co., Inc.	3.95%	04/13/2024	52,292
655,000	Volkswagen Group of America Finance LLC(e)	4.25%	11/13/2023	650,296
				2,623,455
Banks - 0.11%
755,000	Citigroup, Inc.(c)	3M US L + 1.10%	05/17/2024	737,117
330,000	Goldman Sachs Group, Inc.(c)	3M US L + 0.78%	10/31/2022	321,717
325,000	Goldman Sachs Group, Inc.(c)	3M US L + 1.17%	05/15/2026	312,223
445,000	Morgan Stanley(c)	3M US L + 1.34%	07/22/2028	421,045
				1,792,102
Beverages - 0.03%
200,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.(e)	4.90%	02/01/2046	186,117

Principal Amount/Description		Rate	Maturity	Value
$250,000	Anheuser-Busch InBev Worldwide, Inc.	4.60%	04/15/2048	$225,286
				411,403
Biotechnology - 0.03%
520,000	Celgene Corp.	4.35%	11/15/2047	440,151

Building Materials - 0.02%
105,000	Builders FirstSource, Inc.(e)	5.63%	09/01/2024	97,781
315,000	Owens Corning	4.40%	01/30/2048	239,266
				337,047
Chemicals - 0.07%
135,000	Ashland, Inc.	4.75%	08/15/2022	133,481
335,000	DowDuPont, Inc.	5.42%	11/15/2048	349,807
80,000	Hexion, Inc.	6.63%	04/15/2020	64,000
80,000	Hexion, Inc.(e)	10.38%	02/01/2022	64,200
440,000	Mosaic Co.	4.05%	11/15/2027	418,314
				1,029,802
Coal - 0.02%
125,000	Peabody Energy Corp.(e)	6.00%	03/31/2022	121,719
205,000	SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp.(e)	7.50%	06/15/2025	194,750
				316,469
Commercial Services - 0.04%
144,000	Prime Security Services Borrower LLC / Prime Finance, Inc.(e)	9.25%	05/15/2023	148,860
165,000	Refinitiv US Holdings, Inc.(e)	6.25%	05/15/2026	159,431
165,000	United Rentals North America, Inc.	6.50%	12/15/2026	162,938
207,000	Verscend Escrow Corp.(e)	9.75%	08/15/2026	195,356
				666,585
Containers and Packaging - 0.04%
205,000	Packaging Corp. of America	3.40%	12/15/2027	191,314
375,000	WRKCo, Inc.(e)	3.75%	03/15/2025	368,628
				559,942
Distribution/Wholesale - 0.02%
235,000	Avantor, Inc.(e)	9.00%	10/01/2025	235,587
115,000	Beacon Roofing Supply, Inc.(e)	4.88%	11/01/2025	101,488
				337,075
Diversified Financial Services - 0.23%
343,000	Air Lease Corp.	3.75%	02/01/2022	339,646
310,000	Ally Financial, Inc.	4.13%	03/30/2020	307,508
40,000	Ally Financial, Inc.	4.25%	04/15/2021	39,407
755,000	American Express Co.	2.50%	08/01/2022	729,290
165,000	ASP AMC Merger Sub, Inc.(e)	8.00%	05/15/2025	88,275
125,000	Capital One Financial Corp.(c)	3M US L + 0.72%	01/30/2023	121,666
410,000	Charles Schwab Corp.	3.55%	02/01/2024	410,350
640,000	Discover Financial Services	4.10%	02/09/2027	598,810
140,000	Nationstar Mortgage Holdings, Inc.(e)	8.13%	07/15/2023	136,850
210,000	NFP Corp.(e)	6.88%	07/15/2025	189,000
499,000	Synchrony Financial	3.00%	08/15/2019	495,788
15,000	Synchrony Financial	3.95%	12/01/2027	12,664
135,000	Tempo Acquisition LLC / Tempo Acquisition Finance Corp.(e)	6.75%	06/01/2025	125,550
				3,594,804
Electric - 0.25%
55,000	Duke Energy Corp.	3.75%	09/01/2046	47,813
215,000	Duke Energy Corp.	3.95%	08/15/2047	195,128

Principal Amount/Description		Rate	Maturity	Value
$305,000	Duke Energy Progress LLC	4.15%	12/01/2044	$297,669
225,000	Edison International	4.13%	03/15/2028	213,480
1,100,000	ITC Holdings Corp.	3.25%	06/30/2026	1,037,189
150,000	NextEra Energy Capital Holdings, Inc.	3.55%	05/01/2027	143,471
380,000	PSEG Power LLC	3.85%	06/01/2023	380,669
395,000	Southern Co.	2.75%	06/15/2020	390,701
1,000,000	Virginia Electric & Power Co.	3.50%	03/15/2027	987,106
195,000	Vistra Operations Co. LLC(e)	5.50%	09/01/2026	188,419
				3,881,645
Electronics - 0.04%
265,000	Arrow Electronics, Inc.	3.88%	01/12/2028	241,983
525,000	Corning, Inc.	4.38%	11/15/2057	441,183
				683,166
Engineering & Construction - 0.02%
400,000	SBA Tower Trust(e)	3.17%	04/11/2022	395,057

Entertainment - 0.01%
110,000	Eldorado Resorts, Inc.	6.00%	04/01/2025	106,660

Food - 0.10%
150,000	Albertsons Cos. LLC / Safeway, Inc. / New Albertsons LP / Albertson's LLC	5.75%	03/15/2025	132,000
200,000	Aramark Services, Inc.(e)	5.00%	04/01/2025	196,000
135,000	B&G Foods, Inc.	5.25%	04/01/2025	126,056
105,000	JBS USA LUX SA / JBS USA Finance, Inc.(e)	6.75%	02/15/2028	102,769
415,000	Kroger Co.	3.40%	04/15/2022	411,026
210,000	Pilgrim's Pride Corp.(e)	5.75%	03/15/2025	197,925
475,000	Smithfield Foods, Inc.(e)	4.25%	02/01/2027	443,757
				1,609,533
Healthcare-Products - 0.06%
560,000	Becton Dickinson and Co.	2.89%	06/06/2022	542,782
420,000	Zimmer Biomet Holdings, Inc.	2.70%	04/01/2020	416,063
				958,845
Healthcare-Services - 0.06%
260,000	Centene Corp.	4.75%	01/15/2025	248,950
320,000	HCA, Inc.	5.38%	09/01/2026	312,000
125,000	MPH Acquisition Holdings, LLC(e)	7.13%	06/01/2024	116,875
200,000	WellCare Health Plans, Inc.(e)	5.38%	08/15/2026	193,500
				871,325
Home Furnishings - 0.01%
217,000	Tempur Sealy International, Inc.	5.50%	06/15/2026	199,098

Insurance - 0.16%
150,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer(e)	8.25%	08/01/2023	149,531
410,000	Athene Global Funding(e)	3.00%	07/01/2022	400,682
430,000	AXA Equitable Holdings, Inc.(e)	3.90%	04/20/2023	425,062
515,000	Brighthouse Financial, Inc.	3.70%	06/22/2027	436,164
550,000	Liberty Mutual Group, Inc.(e)	6.50%	05/01/2042	655,089
430,000	Willis North America, Inc.	4.50%	09/15/2028	427,721
				2,494,249
Internet - 0.03%
480,000	Expedia Group, Inc.	3.80%	02/15/2028	437,076

Investment Companies - 0.48%
5,000,000	Business Development Corp. of America(e)(h)	5.38%	05/30/2023	4,918,750

Principal Amount/Description		Rate	Maturity	Value
$2,500,000	FS KKR Capital Corp.	4.25%	01/15/2020	$2,502,921
				7,421,671
Leisure Time - 0.02%
200,000	Royal Caribbean Cruises, Ltd.	3.70%	03/15/2028	184,399
220,000	Viking Cruises, Ltd.(e)	5.88%	09/15/2027	205,700
				390,099
Lodging - 0.03%
505,000	Hilton Domestic Operating Co., Inc.(e)	5.13%	05/01/2026	486,063

Media - 0.10%
160,000	CCO Holdings LLC / CCO Holdings Capital Corp.(e)	5.75%	02/15/2026	157,200
170,000	CCO Holdings LLC / CCO Holdings Capital Corp.(e)	5.00%	02/01/2028	156,825
110,000	Cengage Learning, Inc.(e)	9.50%	06/15/2024	75,350
420,000	Charter Communications Operating LLC / Charter Communications Operating Capital	4.91%	07/23/2025	418,020
370,000	Comcast Corp.	3.95%	10/15/2025	374,875
170,000	CSC Holdings LLC	5.25%	06/01/2024	156,187
160,000	Gray Escrow, Inc.(e)	7.00%	05/15/2027	156,387
140,000	Sirius XM Radio, Inc.(e)	5.38%	07/15/2026	131,425
				1,626,269
Oil & Gas - 0.17%
515,000	CNOOC Finance 2015 USA LLC	3.75%	05/02/2023	514,997
195,000	Continental Resources, Inc.	4.38%	01/15/2028	183,890
160,000	EP Energy LLC / Everest Acquisition Finance, Inc.(e)	7.75%	05/15/2026	142,200
540,000	EQT Corp.	3.90%	10/01/2027	466,620
85,000	Gulfport Energy Corp.	6.38%	05/15/2025	75,544
145,000	Hilcorp Energy I LP / Hilcorp Finance Co.(e)	6.25%	11/01/2028	128,144
145,000	Indigo Natural Resources LLC(e)	6.88%	02/15/2026	125,425
480,000	Marathon Petroleum Corp.(e)	5.13%	12/15/2026	492,719
110,000	Nabors Industries, Inc.	5.75%	02/01/2025	83,584
90,000	QEP Resources, Inc.	5.63%	03/01/2026	75,037
165,000	Sunoco LP / Sunoco Finance Corp.	5.50%	02/15/2026	156,750
90,000	Transocean, Inc.(e)	7.25%	11/01/2025	78,975
150,000	USA Compression Partners LP / USA Compression Finance Corp.(e)	6.88%	04/01/2026	144,750
				2,668,635
Packaging & Containers - 0.02%
224,000	Crown Americas LLC / Crown Americas Capital Corp. VI(e)	4.75%	02/01/2026	213,080
85,000	Flex Acquisition Co., Inc.(e)	6.88%	01/15/2025	76,075
				289,155
Pharmaceuticals - 0.09%
375,000	AbbVie, Inc.	4.70%	05/14/2045	342,702
75,000	Bausch Health Cos., Inc.(e)	9.25%	04/01/2026	75,188
515,000	Cigna Corp.(c)(e)	3M US L + 0.89%	07/15/2023	507,468
420,000	CVS Health Corp.	5.05%	03/25/2048	410,578
125,000	Valeant Pharmaceuticals International, Inc.(e)	7.00%	03/15/2024	126,562
				1,462,498
Pipelines - 0.19%
210,000	Cheniere Energy Partners LP	5.25%	10/01/2025	196,612
530,000	Enable Midstream Partners LP	4.40%	03/15/2027	495,978
480,000	Energy Transfer Operating LP	4.75%	01/15/2026	467,431

Principal Amount/Description		Rate	Maturity	Value
$30,000	Energy Transfer Operating LP	4.20%	04/15/2027	$28,044
550,000	EQM Midstream Partners LP	4.75%	07/15/2023	547,976
558,000	Kinder Morgan Energy Partners LP	6.95%	01/15/2038	624,679
585,000	Sabine Pass Liquefaction LLC	5.00%	03/15/2027	587,617
				2,948,337
REITS - 0.30%
255,000	Alexandria Real Estate Equities, Inc.	4.00%	01/15/2024	258,203
800,000	American Tower Corp.	3.38%	10/15/2026	745,898
380,000	American Tower Corp.	3.60%	01/15/2028	355,931
400,000	Boston Properties LP	4.13%	05/15/2021	405,611
800,000	Crown Castle International Corp.	3.70%	06/15/2026	764,771
515,000	Crown Castle International Corp.	3.65%	09/01/2027	478,568
400,000	Digital Realty Trust LP	3.70%	08/15/2027	378,427
108,000	ESH Hospitality, Inc.(e)	5.25%	05/01/2025	100,710
295,000	GLP Capital LP / GLP Financing II, Inc.	5.75%	06/01/2028	299,056
200,000	GLP Capital LP / GLP Financing II, Inc.	5.30%	01/15/2029	196,356
280,000	MPT Operating Partnership LP / MPT Finance Corp.	5.25%	08/01/2026	265,300
395,000	Welltower, Inc.	3.95%	09/01/2023	396,371
				4,645,202
Retail - 0.06%
435,000	Dollar Tree, Inc.	4.00%	05/15/2025	418,950
175,000	Golden Nugget, Inc.(e)	6.75%	10/15/2024	165,375
200,000	McDonald's Corp.	4.45%	03/01/2047	192,238
160,000	PetSmart, Inc.(e)	7.13%	03/15/2023	94,000
35,000	PetSmart, Inc.(e)	5.88%	06/01/2025	25,463
				896,026
Semiconductors - 0.06%
405,000	Marvell Technology Group, Ltd.	4.20%	06/22/2023	404,210
510,000	Microchip Technology, Inc.(e)	4.33%	06/01/2023	497,925
				902,135
Software - 0.07%
148,000	Fidelity National Information Services, Inc.	3.63%	10/15/2020	148,707
185,000	Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Ho(e)	10.00%	11/30/2024	194,250
205,000	Informatica LLC(e)	7.13%	07/15/2023	200,673
160,000	Oracle Corp.	4.13%	05/15/2045	152,557
60,000	Solera LLC / Solera Finance, Inc.(e)	10.50%	03/01/2024	64,200
264,000	Sophia LP / Sophia Finance, Inc.(e)	9.00%	09/30/2023	265,320
				1,025,707
Special Purpose Banks - 0.01%
110,000	Caesars Resort Collection LLC / CRC Finco, Inc.(e)	5.25%	10/15/2025	94,875

Telecommunications - 0.14%
545,000	AT&T, Inc.	5.25%	03/01/2037	537,307
215,000	GTT Communications, Inc.(e)	7.88%	12/31/2024	187,050
165,000	Level 3 Financing, Inc.	5.38%	01/15/2024	157,575
80,000	Sprint Capital Corp.	6.88%	11/15/2028	75,800
160,000	Sprint Corp.	7.13%	06/15/2024	158,970
515,000	Sprint Spectrum Co. LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC(e)	4.74%	03/20/2025	506,631
515,000	Verizon Communications, Inc.	4.40%	11/01/2034	498,240
				2,121,573

Principal Amount/Description		Rate	Maturity	Value
Toys/Games/Hobbies - 0.03%
$450,000	Hasbro, Inc.	3.50%	09/15/2027	$418,259

Transportation - 0.05%
415,000	CSX Corp.	3.80%	11/01/2046	367,531
375,000	FedEx Corp.	4.75%	11/15/2045	355,331
				722,862
Trucking & Leasing - 0.01%
245,000	Penske Truck Leasing Co. Lp / PTL Finance Corp.(e)	4.20%	04/01/2027	240,136

TOTAL U.S. CORPORATE BONDS (Cost $56,090,377)				53,877,025

FOREIGN GOVERNMENT BONDS AND NOTES, SUPRANATIONALS AND FOREIGN AGENCIES - 0.26%
700,000	Argentine Republic Government International Bond	6.88%	01/26/2027	535,938
400,000	Costa Rica Government International Bond(d)	10.00%	08/01/2020	414,500
600,000	Israel Government International Bond	2.88%	03/16/2026	578,820
285,000	Mexico Government International Bond	4.15%	03/28/2027	275,997
475,000	Mexico Government International Bond	3.75%	01/11/2028	445,436
600,000	Perusahaan Penerbit SBSN Indonesia III(e)	4.15%	03/29/2027	577,800
700,000	Philippine Government International Bond	4.20%	01/21/2024	720,864
600,000	Provincia de Buenos Aires International Bond(d)	7.88%	06/15/2027	435,006

TOTAL FOREIGN GOVERNMENT BONDS AND NOTES, SUPRANATIONALS AND FOREIGN AGENCIES (Cost $4,400,150)				3,984,361

BANK LOANS - 1.47%(c)
Canada - 0.05%
646,717	GW Honos Security Corp., First Lien B Term Loan	3M US L + 3.50%, 1.00% Floor	05/24/2024	618,151
202,438	Valeant Pharmaceuticals International Tl	1M US L + 2.75%	11/27/2025	192,664
				810,815
Jersey - 0.03%
484,248	Capri Acquisitions BidCo, Ltd., First Lien Initial Dollar Term Loan	3M US L + 3.25%	11/01/2024	461,246

Luxembourg - 0.02%
250,000	Auris LuxCo, First Lien B Term Loan	L + 3.75%	07/24/2025	244,220

United States - 1.37%
479,327	Acrisure LLC, First Lien 2017-2 Refinancing Term Loan	3M US L + 4.25%, 1.00% Floor	11/22/2023	465,848

Principal Amount/Description		Rate	Maturity	Value
$278,279	AlixPartners, LLP, First Lien 2017 Refinancing Term Loan	3M US L + 2.75%, 1.00% Floor	04/04/2024	$268,142
601,790	AssuredPartners, Inc., First Lien 2017 September Refinancing Term Loan	1M US L + 3.25%	10/22/2024	569,823
600,663	Asurion LLC, First Lien New B-7 Term Loan	1M US L + 3.00%	11/03/2024	576,450
554,632	Boxer Parent Company, Inc., First Lien Initial Dollar Term Loan	3M US L + 4.25%	10/02/2025	536,349
315,000	Brookfield WEC Holdings, Inc., First Lien Initial Term Loan	1M US L + 3.75%, 0.75% Floor	08/01/2025	306,169
602,800	Canyon Valor Cos., Inc., First Lien Initial Dollar Term Loan	3M US L + 2.75%	06/16/2023	581,551
328,044	Change Healthcare Holdings, Inc., First Lien Closing Date Term Loan	1M US L + 2.75%, 1.00% Floor	03/01/2024	312,188
600,000	CHG Healthcare Services, Inc., First Lien 2017 New Term Loan	1M US L + 3.00%, 1.00% Floor	06/07/2023	577,500
650,000	Concentra, Inc., First Lien Tranche B-1 Term Loan	1M US L + 2.75%	06/01/2022	624,000
562,994	Cvent, Inc., First Lien Term Loan	1M US L + 3.75%, 1.00% Floor	11/29/2024	540,475
599,604	Equian Buyer Corp., First Lien 2018 Incremental Term Loan	1M US L + 3.25%, 1.00% Floor	05/20/2024	581,916
176,395	Exgen Renewables IV LLC, First Lien Term Loan	3M US L + 3.00%, 1.00% Floor	11/28/2024	168,237
671,617	Filtration Group Corp., First Lien Initial Dollar Term Loan	1M US L + 3.00%	03/29/2025	649,789
420,000	Financial & Risk US Holdings, Inc., First Lien Initial Dollar Term Loan	1M US L + 3.75%	10/01/2025	401,625
190,000	Forest City Enterprises LP, First Lien B Term Loan	L + 4.00%	12/08/2025	186,041
646,725	Gates Global LLC, First Lien Initial B-2 Dollar Term Loan	1M US L + 2.75%, 1.00% Floor	04/01/2024	616,106
476,881	Gentiva Health Services, Inc., First Lien Closing Date Initial Term Loan	1M US L + 3.75%	07/02/2025	463,766
270,000	GOBP Holdings, Inc., First Lien Initial Term Loan	3M US L + 3.75%	10/22/2025	264,600
558,337	Greeneden U.S. Holdings I LLC, First Lien Tranche B-3 Dollar Term Loan	1M US L + 3.25%	12/01/2023	539,376
481,952	Hayward Industries, Inc., First Lien Initial Term Loan	1M US L + 3.50%	08/05/2024	464,881
476,923	Hyland Software, Inc., First Lien Term Loan	1 M US L + 3.50%, 0.75% Floor	07/01/2024	463,688
344,133	IRB Holding Corp., First Lien B Term Loan	3M US L + 3.25%, 1.00% Floor	02/05/2025	328,991
671,600	Life Time Fitness, Inc., First Lien 2017 Refinancing Term Loan	3M US L + 2.75%, 1.00% Floor	06/10/2022	648,839
200,000	Messer Industries LLC, First Lien Term Loan	L + 2.50%	10/01/2025	190,334
636,973	Milacron LLC, First Lien B Term Loan	1M US L + 2.50%	09/28/2023	598,755

Principal Amount/Description		Rate	Maturity	Value
$638,306	Misys, Ltd., First Lien Dollar Term Loan	3M US L + 3.50%, 1.00% Floor	06/13/2024	$596,590
219,447	Mitchell International, Inc., First Lien Initial Term Loan, First Lien Initial Term Loan	1M US L + 3.25%	11/29/2024	212,042
670,000	MLN US HoldCo LLC, First Lien Term Loan	1M US L + 4.50%	11/30/2025	651,160
671,599	Peak 10 Holding Corp., First Lien Initial Term Loan	3M US L + 3.50%	08/01/2024	612,835
636,821	Pike Corp., First Lien 2018 Initial Term Loan	1M US L + 3.50%, 1.00% Floor	03/23/2025	625,279
300,708	Plantronics, Inc., First Lien Initial B Term Loan	1M US L + 2.50%	07/02/2025	290,108
400,000	Ply Gem Midco, Inc., First Lien Initial Term Loan	3M US L + 3.75%	04/12/2025	366,000
481,473	PODS LLC, First Lien Tranche B-4 Term Loan	1M US L + 2.75%, 1.00% Floor	12/06/2024	462,614
649,373	Prime Security Services Borrower LLC, First Lien December 2018 Incremental B-1 Term Loan	1M US L + 2.75%, 1.00% Floor	05/02/2022	620,963
480,558	Project Alpha Intermediate Holding, Inc., First Lien Term Loan	3M US L + 3.50%, 1.00% Floor	04/26/2024	464,939
433,654	SCS Holdings I, Inc., First Lien New Tranche B Term Loan	1M US L + 4.25%, 1.00% Floor	10/30/2022	428,775
552,887	Securus Technologies Holdings, Inc., First Lien Initial Term Loan	1M US L + 4.50%, 1.00% Floor	11/01/2024	533,536
485,935	Select Medical Corp., First Lien Tranche B Term Loan	1M US L + 2.50%	03/06/2025	467,307
481,875	Solera LLC, First Lien Dollar Term Loan	1M US L + 2.75%	03/03/2023	455,977
599,235	Sophia LP, First Lien B Term Loan	3M US L + 3.25%, 1.00% Floor	09/30/2022	579,223
195,000	Spade Facilities Ii, L.l.c. Tl	1M US L + 3.75%	12/13/2025	191,344
265,000	Starfruit Finco B.V., First Lien Initial Dollar Term Loan	1 M US L + 3.25%	10/01/2025	254,400
280,837	Transdigm, Inc., First Lien 2018 New Tranche F Term Loan	1M US L + 2.50%	06/09/2023	265,742
169,150	Travel Leaders Group LLC, First Lien 2018 Refinancing Term Loan	1M US L + 4.00%	01/25/2024	168,234
143,427	VeriFone Systems, Inc., First Lien Initial Term Loan	3M US L + 4.00%	08/20/2025	139,124
370,000	Verscend Holding Corp., First Lien B Term Loan	1M US L + 4.50%	08/27/2025	358,900
485,533	Vertafore, Inc., First Lien Initial Term Loan	3M US L + 3.25%	07/02/2025	462,925
250,000	Web.com Group, Inc., First Lien Initial Term Loan	3M US L + 3.75%	10/10/2025	241,250
				21,374,706

TOTAL BANK LOANS (Cost $23,875,446)				22,890,987

Principal Amount/Description		Rate	Maturity	Value
COLLATERALIZED LOAN OBLIGATIONS - 2.35%
	Adams Mill CLO, Ltd.
$500,000	Series 2014-1A(c)(e)	3M US L + 3.50%	07/15/2026	$500,306
	AIMCO CLO
500,000	Series 2018-AA(c)(e)	3M US L + 2.55%	04/17/2031	449,007
	Apidos CLO XII
500,000	Series 2018-12A(c)(e)	3M US L + 2.60%	04/15/2031	449,985
	Apidos CLO XX
500,000	Series 2018-20A(c)(e)	3M US L + 2.95%	07/16/2031	461,312
	Apidos CLO XXI
500,000	Series 2018-21A(c)(e)	3M US L + 2.45%	07/18/2027	467,063
1,000,000	Series 2018-21A(c)(e)	3M US L + 8.25%	07/18/2027	943,440
	Apidos CLO XXIV
1,000,000	Series 2018-24A(c)(e)	3M US L + 5.80%	10/20/2030	890,569
	Avery Point VI CLO, Ltd.
500,000	Series 2018-6A(c)(e)	3M US L + 1.05%	08/05/2027	497,698
	Babson CLO, Ltd.
500,000	Series 2018-IA(c)(e)	3M US L + 2.60%	01/20/2031	457,983
	Barings CLO, Ltd.
500,000	Series 2016-3A(c)(e)	3M US L + 3.95%	01/15/2028	482,560
500,000	Series 2017-1A(c)(e)	3M US L + 3.60%	07/18/2029	492,983
1,000,000	Series 2018-3A(c)(e)	3M US L + 2.90%	07/20/2029	950,068
	Barings CLO, Ltd. 2018-IV
500,000	Series 2018-4A(c)(e)	3M US L + 5.82%	10/15/2030	462,922
	BlueMountain CLO, Ltd.
500,000	Series 2018-3A(c)(e)	3M US L + 2.60%	04/20/2031	456,002
	Buttermilk Park CLO, Ltd.
1,000,000	Series 2018-1A(c)(e)	3M US L + 5.75%	10/15/2031	912,592
	Canyon Capital CLO, Ltd.
500,000	Series 2017-1A(c)(e)	3M US L + 3.60%	07/15/2030	486,574
1,000,000	Series 2018-1A(c)(e)	3M US L + 2.75%	01/30/2031	895,793
1,500,000	Series 2018-1A(c)(e)	3M US L + 5.50%	01/30/2031	1,350,330
1,000,000	Series 2018-1A(c)(e)	3M US L + 5.75%	07/15/2031	878,188
500,000	Series 2018-1A(c)(e)	3M US L + 2.80%	07/15/2031	470,107
500,000	Series 2018-1RA(c)(e)	3M US L + 3.00%	07/15/2030	460,756
	Canyon CLO, Ltd.
500,000	Series 2018-1A(c)(e)	3M US L + 2.90%	07/15/2031	456,631
	Carlyle Global Market Strategies CLO, Ltd.
1,000,000	Series 2018-2RA(c)(e)	3M US L + 5.35%	05/15/2031	903,607
500,000	Series 2018-3A(c)(e)	3M US L + 2.85%	07/28/2028	479,360
	Chenango Park CLO, Ltd.
500,000	Series 2018-1A(c)(e)	3M US L + 3.00%	04/15/2030	476,422
1,000,000	Series 2018-1A(c)(e)	3M US L + 5.80%	04/15/2030	905,543
	Cook Park CLO, Ltd.
500,000	Series 2018-1A(c)(e)	3M US L + 2.60%	04/17/2030	462,983
	Dorchester Park CLO DAC
500,000	Series 2018-1A(c)(e)	3M US L + 2.40%	04/20/2028	465,115
875,000	Series 2018-1A(c)(e)	3M US L + 5.00%	04/20/2028	787,169
	Dryden 57 Clo, Ltd.
500,000	Series 2018-57A(c)(e)	3M US L + 2.55%	05/15/2031	460,247
	Dryden 60 CLO, Ltd.
1,000,000	Series 2018-60A(c)(e)	3M US L + 3.00%	07/15/2031	944,803
	Fillmore Park CLO, Ltd.
500,000	Series 2018-1A(c)(e)	3M US L + 2.90%	07/15/2030	469,429
1,000,000	Series 2018-1A(c)(e)	3M US L + 5.40%	07/15/2030	914,052
	Gilbert Park CLO, Ltd.
1,000,000	Series 2017-1A(c)(e)	3M US L + 6.40%	10/15/2030	951,581

Principal Amount/Description		Rate	Maturity	Value
	Goldentree Loan Management US CLO, Ltd.
$500,000	Series 2018-3A(c)(e)	3M US L + 2.85%	04/20/2030	$469,139
	Myers Park CLO, Ltd.
500,000	Series 2018-1A(c)(e)	3M US L + 3.05%	10/20/2030	473,427
1,000,000	Series 2018-1A(c)(e)	3M US L + 5.50%	10/20/2030	886,250
	Neuberger Berman CLO XXIII, Ltd.
1,000,000	Series 2018-23A(c)(e)	3M US L + 5.75%	10/17/2027	905,785
	Stewart Park CLO, Ltd.
500,000	Series 2018-1A(c)(e)	3M US L + 2.60%	01/15/2030	457,281
	Symphony CLO XVII, Ltd.
1,500,000	Series 2018-17A(c)(e)	3M US L + 2.65%	04/15/2028	1,438,408
	THL Credit Wind River 2018-1 Clo, Ltd.
500,000	Series 2018-1A(c)(e)	2.90% - 3M US L	07/15/2030	462,368
2,000,000	Series 2018-1A(c)(e)	5.50% - 3M US L	07/15/2030	1,838,159
	THL Credit Wind River CLO, Ltd.
1,000,000	Series 2014-1A(c)(e)	3M US L + 3.00%	07/18/2031	944,726
1,000,000	Series 2014-3A(c)(e)	3M US L + 6.22%	10/22/2031	932,427
500,000	Series 2017-1A(c)(e)	3M US L + 3.75%	04/18/2029	493,434
1,000,000	Series 2018-2A(c)(e)	3M US L + 5.75%	07/15/2030	934,764
	Voya CLO, Ltd.
500,000	Series 2018-1A(c)(e)	3M US L + 2.80%	04/18/2031	471,411
1,000,000	Series 2018-2A(c)(e)	3M US L + 2.75%	07/15/2031	938,336
1,000,000	Series 2018-2A(c)(e)	3M US L + 5.25%	07/15/2031	925,259
	Webster Park CLO, Ltd.
1,000,000	Series 2018-1A(c)(e)	5.50% - 3M US L	07/20/2030	893,503
	Wellfleet CLO 2018-3, Ltd.
1,000,000	Series 2018-3A(c)(e)	3M US L + 1.25%	01/20/2032	998,996

TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $39,323,313)				36,556,853

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 25.81%
	AASET, Ltd.
910,589	Series 2018-1A(e)	3.84%	01/16/2038	915,200
	Adjustable Rate Mortgage Trust
478,182	Series 2005-1(c)	4.31%	05/25/2035	483,750
3,642,159	Series 2005-10(c)	4.49%	01/25/2036	3,138,068
267,847	Series 2005-7(c)	4.23%	10/25/2035	234,842
	ALM XII, Ltd.
500,000	Series 2018-12A(c)(e)	3M US L + 2.65%	04/16/2027	477,553
	Alternative Loan Trust
334,085	Series 2005-20CB	5.50%	07/25/2035	311,852
118,580	Series 2005-54CB	5.50%	11/25/2035	101,239
606,077	Series 2005-6CB	5.50%	04/25/2035	603,580
283,499	Series 2005-85CB(c)	21.63% - 3.67 x 1M US L	02/25/2036	330,439
1,342,427	Series 2005-85CB(c)	1M US L + 1.10%	02/25/2036	1,166,446
337,591	Series 2005-86CB	5.50%	02/25/2036	291,973
612,618	Series 2005-9CB(c)	5.05% - 1M US L	05/25/2035	41,735
344,942	Series 2005-9CB(c)	1M US L + 0.50%	05/25/2035	318,970
319,225	Series 2006-12CB(c)	1M US L + 5.75%	05/25/2036	252,279
1,514,707	Series 2006-15CB	6.50%	06/25/2036	1,143,485
191,104	Series 2006-30T1	6.25%	11/25/2036	164,742
158,233	Series 2006-32CB	5.50%	11/25/2036	127,703
323,758	Series 2006-36T2(c)	28.06% - 4.6 x 1M US L	12/25/2036	424,187

Principal Amount/Description		Rate	Maturity	Value
$1,229,460	Series 2007-19	6.00%	08/25/2037	$964,346
4,263,383	Series 2007-20	6.25%	08/25/2047	3,599,109
1,157,412	Series 2007-23CB(c)	6.50% - 1M US L	09/25/2037	215,034
1,212,162	Series 2007-23CB(c)	1M US L + 0.50%	09/25/2037	767,235
	American Home Mortgage Investment Trust
170,866	Series 2007-A(e)(i)	6.60%	01/25/2037	72,051
	Atlas Senior Loan Fund X, Ltd.
500,000	Series 2018-10A(c)(e)	3M US L + 1.09%	01/15/2031	493,102
	Atrium Hotel Portfolio Trust
1,309,000	Series 2018-ATRM(c)(e)	1M US L + 3.40%	06/15/2021	1,303,877
	Atrium IX
500,000	Series 2017-9A(c)(e)	3M US L + 3.60%	05/28/2030	492,941
	Atrium XIII
1,000,000	Series 2017-13A(c)(e)	3M US L + 6.05%	11/21/2030	934,981
	Atrium XIV LLC
1,000,000	Series 2018-14A(c)(e)	3M US L + 5.65%	08/23/2030	940,312
	Banc of America Alternative Loan Trust
46,682	Series 2005-6	6.00%	07/25/2035	46,236
94,198	Series 2005-6	5.50%	07/25/2035	85,336
	Banc of America Funding Corp.
324,083	Series 2008-R2(e)	6.00%	09/25/2037	332,615
	Banc of America Funding Trust
185,639	Series 2006-2	5.50%	03/25/2036	178,365
4,954,884	Series 2010-R5(c)(e)	6.00%	10/26/2037	4,562,360
	BBCMS Mortgage Trust
341,000	Series 2018-TALL(c)(e)	1M US L + 0.722%	03/15/2037	335,582
	BBCMS Trust
3,000,000	Series 2018-CBM(c)(e)	1M US L + 3.15%	07/15/2037	2,985,514
	BCAP, LLC Trust
146,726	Series 2007-AA2(c)	7.50%	04/25/2037	131,681
95,198	Series 2007-AA2	6.00%	04/25/2037	77,102
2,044,152	Series 2009-RR1(c)(e)	6.00%	10/26/2036	2,016,516
6,511,139	Series 2010-RR6(c)(e)	6.00%	07/26/2036	5,059,225
	Bear Stearns ALT-A Trust
1,414,525	Series 2004-11(c)	3.51%	11/25/2034	1,242,526
1,330,362	Series 2005-3(c)	3.90%	04/25/2035	1,236,921
10,127,798	Series 2006-3(c)	4.06%	05/25/2036	8,080,789
1,253,362	Series 2006-6(c)	3.95%	11/25/2036	1,114,868
	Bear Stearns Asset-Backed Securities Trust
92,191	Series 2005-HE3(c)	1M US L + 1.02%	03/25/2035	92,557
2,295,415	Series 2006-AC1(i)	6.25%	02/25/2036	1,745,862
	BHMS
518,000	Series 2018-ATLS(c)(e)	1M US L + 1.90%	07/15/2020	512,092
	CAL Funding III, Ltd.
916,667	Series 2018-1A(e)	3.96%	02/25/2043	921,820
	Carrington Mortgage Loan Trust
2,285,035	Series 2006-NC4(c)	1M US L + 0.16%	10/25/2036	2,144,543
	Castlelake Aircraft Securitization Trust
3,714,400	Series 2018-1(e)	6.63%	06/15/2025	3,743,153
	CFCRE Commercial Mortgage Trust
5,115,756	Series 2016-C3(c)	1.05%	12/10/2025	300,816
	Chase Mortgage Finance Trust
5,025,400	Series 2007-S2	6.00%	03/25/2037	4,091,795
10,201,734	Series 2007-S2	6.00%	03/25/2037	8,361,434

Principal Amount/Description		Rate	Maturity	Value
$550,486	Series 2007-S3	5.50%	05/25/2037	$175,471
	CIM Trust
12,000,000	Series 2016-1RR(c)(e)	12.35%	07/26/2055	12,014,711
12,000,000	Series 2016-2RR B2(c)(e)	7.40%	02/25/2056	12,182,455
12,000,000	Series 2016-3RR B2(c)(e)	7.54%	02/27/2056	12,150,720
11,430,000	Series 2016-3RR B2(c)(e)	12.29%	01/27/2057	12,777,988
3,968,203	Series 2017-6 A1(c)(e)	3.02%	06/25/2057	3,851,504
	Citicorp Mortgage Securities Trust
779,745	Series 2007-1	6.00%	01/25/2037	754,863
7,603	Series 2007-2	5.50%	02/25/2037	7,583
	Citigroup Commercial Mortgage Trust
3,894,712	Series 2014-GC25(c)	1.01%	10/10/2047	187,078
525,000	Series 2015-GC27(c)	4.43%	01/10/2025	517,527
2,035,500	Series 2015-GC27(c)(e)	4.43%	01/10/2025	1,838,290
400,000	Series 2015-GC31(c)	4.06%	06/10/2025	380,223
420,000	Series 2015-GC35(c)	4.50%	11/10/2025	411,614
5,434,495	Series 2015-GC35(c)	0.87%	11/10/2048	214,764
1,351,000	Series 2016-GC36(e)	2.85%	01/10/2026	1,067,686
2,563,204	Series 2016-P4(c)	2.00%	07/10/2049	273,924
515,000	Series 2018-C5(c)	4.72%	06/10/2028	517,722
	Citigroup Mortgage Loan Trust
909,013	Series 2006-WF1(i)	4.95%	03/25/2036	600,177
1,347,525	Series 2007-OPX1(i)	6.33%	01/25/2037	899,869
802,578	Series 2008-AR4(c)(e)	3.82%	11/25/2038	805,391
791,337	Series 2008-AR4(c)(e)	4.01%	11/25/2038	800,533
730,734	Series 2010-8(c)(e)	6.00%	11/25/2036	715,548
2,229,079	Series 2010-8(c)(e)	6.00%	12/25/2036	2,163,514
	CitiMortgage Alternative Loan Trust
697,136	Series 2007-A1	6.00%	01/25/2037	645,669
137,317	Series 2007-A1(c)	5.40% - 1M US L	01/25/2037	15,683
96,735	Series 2007-A3(c)	6.00%	03/25/2037	94,156
222,618	Series 2007-A3(c)	5.40% - 1M US L	03/25/2037	20,589
809,810	Series 2007-A4	5.75%	04/25/2037	749,628
711,108	Series 2007-A6	5.50%	06/25/2037	668,426
	CLNS Trust
168,000	Series 2017-IKPR(c)(e)	1M US L + 3.15%	06/11/2032	167,323
168,000	Series 2017-IKPR(c)(e)	1M US L + 3.50%	06/11/2032	167,118
168,000	Series 2017-IKPR(c)(e)	1M US L + 4.50%	06/11/2032	167,436
	COBALT CMBS Commercial Mortgage Trust
52,341	Series 2007-C2(c)	5.57%	04/15/2047	52,624
	Coinstar Funding LLC
2,462,500	Series 2017-1A(e)	5.22%	04/25/2047	2,491,670
	Cold Storage Trust
301,000	Series 2017-ICE3(c)(e)	1M US L + 1.00%	04/15/2024	296,045
367,000	Series 2017-ICE3(c)(e)	1M US L + 1.35%	04/15/2024	358,788
	COMM 2016-GCT Mortgage Trust
500,000	Series 2016-GCT(c)(e)	3.46%	08/10/2021	481,429
	COMM Mortgage Trust
2,286,000	Series 2014-LC15(c)(e)	4.94%	03/10/2024	2,083,071
523,000	Series 2018-HCLV(c)(e)	1M US L + 1.70%	09/15/2020	521,299
2,614,000	Series 2018-HCLV(c)(e)	1M US L + 2.1766%	09/15/2020	2,598,189
	Commercial Mortgage Pass-Through Certificates
312,400	Series 2014-CR19(c)	4.71%	08/10/2047	317,264
400,000	Series 2014-CR20(c)	4.50%	11/10/2047	396,922
2,705,400	Series 2014-UBS4(e)	3.75%	08/10/2047	1,884,758

Principal Amount/Description		Rate	Maturity	Value
$3,091,920	Series 2014-UBS4(e)	3.75%	08/10/2047	$1,689,864
5,797,416	Series 2014-UBS4(e)	3.75%	08/10/2047	1,600,765
11,000	Series 2014-UBS4(c)(e)	0.00%	08/10/2047	1
3,822,803	Series 2015-CR22(c)	0.97%	03/10/2025	149,550
475,000	Series 2015-CR25(c)	4.54%	08/10/2025	465,433
4,805,424	Series 2015-CR26(c)	0.96%	09/10/2025	239,028
419,000	Series 2015-LC23(c)	4.65%	10/10/2025	419,098
3,641,790	Series 2016-DC2(c)	1.04%	10/10/2025	200,010
249,000	Series 2016-DC2(c)	4.64%	02/10/2026	245,437
	Commercial Mortgage Trust
659,000	Series 2012-CR4(c)(e)	4.57%	10/15/2045	344,310
	Countrywide Home Loan Mortgage Pass-Through Trust
2,822,475	Series 2005-HYB7(c)	3.85%	11/20/2035	2,609,289
59,607	Series 2005-J4	5.50%	11/25/2035	56,666
2,272,466	Series 2006-18	6.00%	12/25/2036	1,929,763
377,159	Series 2007-17	6.00%	10/25/2037	336,077
389,076	Series 2007-3	6.00%	04/25/2037	313,522
417,835	Series 2007-7	5.75%	06/25/2037	344,244
	Credit Suisse First Boston Mortgage Securities Corp.
83,217	Series 2005-10	5.50%	11/25/2035	79,034
2,436,557	Series 2005-11	6.00%	12/25/2035	2,258,130
69,698	Series 2005-8	5.50%	08/25/2025	69,211
5,171,592	Series 2005-9	6.00%	10/25/2035	2,733,875
	Credit Suisse Mortgage Capital Certificates
4,175,080	Series 2006-2	5.75%	03/25/2036	3,612,402
	CSAB Mortgage-Backed Trust
8,781,274	Series 2006-2(i)	5.70%	09/25/2036	1,452,339
152,894	Series 2007-1(c)	5.90%	05/25/2037	66,648
	CSAIL 2018-C14 Commercial Mortgage Trust
214,000	Series 2018-C14(c)	4.89%	11/15/2051	215,043
	CSAIL Commercial Mortgage Trust
5,796,198	Series 2015-C1(c)	0.92%	01/15/2025	232,661
419,000	Series 2015-C4(c)	4.58%	11/15/2025	423,934
5,918,018	Series 2017-C8(c)	1.25%	06/15/2050	398,780
	CSMC Mortgage-Backed Trust
200,751	Series 2006-1	6.00%	02/25/2036	139,396
30,849	Series 2006-4	5.50%	05/25/2021	28,006
845,318	Series 2006-5	6.25%	06/25/2036	371,152
110,754	Series 2006-9	6.00%	11/25/2036	83,622
2,358,564	Series 2007-1	6.00%	02/25/2037	2,039,232
12,426	Series 2007-2	5.00%	03/25/2037	11,883
572,259	Series 2007-3(c)	5.84%	04/25/2037	259,393
37,603	Series 2007-4	6.00%	06/25/2037	33,420
3,333,655	Series 2009-16R(c)(e)	6.00%	07/26/2037	3,294,272
889,577	Series 2010-7R(c)(e)	6.00%	04/26/2037	876,797
4,670,745	Series 2016-PR1(e)(i)	5.50%	07/25/2056	4,674,773
	CSMC Trust
253,000	Series 2017-CHOP(c)(e)	1M US L + 1.90%	07/15/2032	250,767
253,000	Series 2017-CHOP(c)(e)	1M US L + 3.30%	07/15/2032	251,229
180,000	Series 2017-PFHP(c)(e)	1M US L + 6.15%	12/15/2019	180,190
940,645	Series 2018-RPL2(e)(i)	4.03%	08/25/2062	939,079
1,949,016	Series 2018-RPL8(e)	4.07%	07/25/2058	1,950,926

Principal Amount/Description		Rate	Maturity	Value
	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
$374,098	Series 2005-6(c)	5.08% - 1M US L	12/25/2035	$40,705
163,954	Series 2005-6(c)	1M US L + 1.40%	12/25/2035	139,199
	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
187,191	Series 2006-PR1(c)(e)	12.12% - 1M US L	04/15/2036	168,526
	Dryden 40 Senior Loan Fund
1,000,000	Series 2018-40A(c)(e)	3M US L + 5.75%	08/15/2031	912,026
500,000	Series 2018-40A(c)(e)	3M US L + 3.10%	08/15/2031	475,692
	Earnest Student Loan Program
35,000	Series 2016-D(e)	0.00%	01/25/2041	1,511,055
	Ellington Financial Mortgage Trust 2018-1
1,453,817	Series 2018-1(c)(e)	4.39%	10/25/2058	1,455,148
	First Horizon Alternative Mortgage Securities Trust
76,123	Series 2005-FA6	5.50%	09/25/2035	65,510
984,282	Series 2005-FA6	5.50%	09/25/2035	847,057
84,583	Series 2006-FA7	6.25%	12/25/2036	68,924
153,991	Series 2007-FA2	6.00%	04/25/2037	107,795
	First Horizon Mortgage Pass-Through Trust
1,886,752	Series 2007-AR3(c)	4.35%	11/25/2037	1,706,624
	Freddie Mac Multifamily Structured Pass Through Certificates
3,526,373	Series 2016-K722(c)	1.31%	03/25/2023	155,408
	FREMF 2013-K713 Mortgage Trust
16,100,000	Series 2013-K713(e)	0.10%	05/20/2020	16,765
7,400,000	Series 2013-K713(e)(g)	0.00%	05/25/2020	6,766,671
	GE Commercial Mortgage Corp. Trust
80,763	Series 2007-C1(c)	5.61%	12/10/2049	76,200
	Global SC Finance IV, Ltd.
466,850	Series 2018-1A(e)	4.29%	05/17/2028	477,269
	GRACE Mortgage Trust
400,000	Series 2014-GRCE(e)	3.37%	06/10/2028	401,260
	Great Wolf Trust
152,000	Series 2017-WOLF(c)(e)	1M US L + 2.10%	09/15/2034	149,523
235,000	Series 2017-WOLF(c)(e)	1M US L + 3.10%	09/15/2034	231,566
125,000	Series 2017-WOLF(c)(e)	1M US L + 4.07%	09/15/2034	123,362
	GS Mortgage Securities Corp. Trust
525,000	Series 2018-3PCK(c)(e)	1M US L + 1.45%	09/15/2021	525,395
1,954,000	Series 2018-TWR(c)(e)	1M US L + 3.92466%	07/15/2021	1,927,604
	GS Mortgage Securities Corp. Trust 2018-FBLU
796,000	Series 2018-FBLU(c)(e)	1M US L + 3.25%	11/15/2020	792,619
	GS Mortgage Securities Trust
301,074	Series 2011-GC3(c)(e)	0.66%	03/10/2021	3,441
2,281,694	Series 2011-GC5(c)(e)	1.34%	08/10/2044	61,790
4,594,000	Series 2014-GC26(c)(e)	4.51%	11/10/2047	3,975,503
1,419,000	Series 2015-GC34	2.98%	10/10/2025	1,129,792
7,322,570	Series 2015-GS1(c)	0.81%	11/10/2048	330,491
5,921,044	Series 2017-GS7(c)	1.14%	08/10/2050	432,889
	GSAA Home Equity Trust
2,595,893	Series 2006-13(c)	6.04%	07/25/2036	1,413,480
581,321	Series 2006-18(i)	5.68%	11/25/2036	258,947
183,868	Series 2006-6(c)	5.69%	03/25/2036	86,542

Principal Amount/Description		Rate	Maturity	Value
$982,982	Series 2007-2(i)	6.10%	03/25/2037	$382,571
	GSR Mortgage Loan Trust
405,817	Series 2005-AR4(c)	4.33%	07/25/2035	408,171
1,645,346	Series 2006-2F	5.25%	02/25/2036	1,247,147
855,448	Series 2007-2F	5.75%	02/25/2037	1,157,810
3,478,605	Series 2007-2F	6.00%	03/25/2037	3,019,347
1,428,907	Series 2007-AR2(c)	3.84%	05/25/2037	1,252,851
	Halcyon Loan Advisors Funding, Ltd.
307,065	Series 2013-1A(c)(e)	3M US L + 1.15%	04/15/2025	307,157
250,000	Series 2013-2A(c)(e)	3M US L + 2.70%	08/01/2025	250,302
	Harley Marine Financing LLC
982,500	Series 2018-1A(e)	5.68%	05/15/2022	698,233
	Helios Issuer, LLC Series
1,391,170	Series 2017-1A(e)	4.94%	09/20/2049	1,418,019
	Highbridge Loan Management, Ltd.
500,000	Series 2018-2016(c)(e)	3M US L + 2.90%	07/20/2030	458,661
	HPS Loan Management 11-2017, Ltd.
500,000	Series 2017-17(c)(e)	3M US L + 1.26%	05/06/2030	497,279
	HSI Asset Loan Obligation Trust
41,876	Series 2007-2	5.50%	09/25/2037	39,794
	IndyMac IMJA Mortgage Loan Trust
1,310,724	Series 2007-A1	6.00%	08/25/2037	933,104
	IndyMac IMSC Mortgage Loan Trust
4,754,979	Series 2007-F2	6.50%	07/25/2037	2,796,635
	IndyMac Index Mortgage Loan Trust
2,476,494	Series 2005-AR31(c)	3.91%	01/25/2036	2,331,525
1,332,451	Series 2005-AR35(c)	3.57%	02/25/2036	1,123,396
3,409,794	Series 2006-AR25(c)	3.64%	09/25/2036	3,219,381
	Invitation Homes
995,000	Series 2018-SFR1(c)(e)	1M US L + 1.25%	03/17/2037	985,671
650,000	Series 2018-SFR1(c)(e)	1M US L + 1.45%	03/17/2037	644,672
	J.P. Morgan Chase Commercial Mortgage Securities Trust
129,000	Series 2017-MAUI(c)(e)	1M US L + 1.25%	07/15/2034	127,475
1,010,000	Series 2018-WPT(e)	5.54%	07/05/2023	989,775
	JP Morgan Alternative Loan Trust
333,001	Series 2005-S1	6.00%	12/25/2035	320,672
9,635	Series 2006-S1	5.00%	02/25/2021	9,606
260,108	Series 2006-S3(i)	6.12%	08/25/2036	242,630
	JP Morgan BB Commercial Mortgage Securities Trust
400,000	Series 2014-C21(c)	4.65%	08/15/2047	396,765
388,000	Series 2014-C26(c)	4.42%	12/15/2024	380,976
627,390	Series 2015-C27(c)(e)	3.84%	02/15/2025	571,545
5,610,423	Series 2015-C28(c)	1.12%	03/15/2025	236,811
9,608,807	Series 2015-C30(c)	0.61%	07/15/2025	268,203
3,863,786	Series 2015-C31(c)	0.95%	08/15/2025	171,306
200,000	Series 2015-C32(c)	4.67%	10/15/2025	197,811
489,000	Series 2015-C33(c)	4.62%	11/15/2025	485,748
414,000	Series 2016-C1(c)	4.74%	02/15/2026	414,390
	JP Morgan Chase Commercial Mortgage Securities Corp.
153,144	Series 2006-LDP8(c)	0.29%	05/15/2045	191
91,028	Series 2006-LDP9	5.37%	05/15/2047	91,143
4,000,000	Series 2007-CH1(i)	4.92%	11/25/2036	4,045,730
30,706	Series 2007-LDPX(c)	5.46%	01/15/2049	30,529
2,711,228	Series 2012-C8(c)	1.78%	10/15/2045	140,596
116,000	Series 2015-JP1(c)(e)	4.74%	01/15/2049	92,541

Principal Amount/Description		Rate	Maturity	Value
$119,000	Series 2016-JP2(c)	3.79%	07/15/2026	$111,760
	JP Morgan Chase Commercial Mortgage Securities Trust
2,250,000	Series 2011-C3(c)(e)	5.66%	03/15/2021	2,219,794
	JP Morgan Mortgage Acquisition Corp.
316,076	Series 2006-CH2(i)	5.46%	09/25/2029	252,298
	JP Morgan Mortgage Trust
198,661	Series 2007-S3	6.00%	08/25/2037	156,893
1,111,074	Series 2007-S3	6.00%	08/25/2037	877,472
	JP Morgan Resecuritization Trust
1,631,082	Series 2011-1(c)(e)	6.00%	06/26/2037	1,525,227
	KREF 2018-FL1, Ltd.
522,000	Series 2018-FL1(c)(e)	1M US L + 1.10%	04/15/2023	523,818
	Labrador Aviation Finance, Ltd.
3,080,729	Series 2016-1A(e)	5.68%	01/15/2042	3,067,491
	LB-UBS Commercial Mortgage Trust
278,157	Series 2006-C7(c)(e)	0.73%	11/15/2038	65
208,618	Series 2006-C7(c)(e)	0.73%	11/15/2038	49
	LCM 28, Ltd.
1,000,000	Series 2018-28A(c)(e)	3M US L + 5.75%	10/20/2030	907,261
	LCM Loan Income Fund I Income Note Issuer, Ltd.
500,000	Series 2018-27A(c)(e)	3M US L + 5.60%	07/16/2031	454,789
	LCM XIV LP
1,000,000	Series 2018-14A(c)(e)	3M US L + 2.75%	07/20/2031	922,996
750,000	Series 2018-14A(c)(e)	3M US L + 5.50%	07/20/2031	664,259
	LCM XVII LP
1,000,000	Series 2018-17A(c)(e)	3M US L + 6.00%	10/15/2031	915,214
	LCM XX LP
1,000,000	Series 2018-20A(c)(e)	3M US L + 5.45%	10/20/2027	899,769
	Lehman Mortgage Trust
6,253,722	Series 2006-1(c)	5.41%	02/25/2036	6,171,422
680,578	Series 2006-6	5.50%	10/25/2036	593,044
3,901,636	Series 2006-7(c)	1M US L + 0.25%	11/25/2036	373,388
3,901,636	Series 2006-7(c)	7.75% - 1M US L	11/25/2036	714,465
1,535,687	Series 2006-8(c)	1M US L + 0.42%	12/25/2036	723,367
1,535,687	Series 2006-8(c)	6.58% - 1M US L	12/25/2036	321,506
802,295	Series 2007-10	6.00%	01/25/2038	819,970
346,485	Series 2007-10	6.50%	01/25/2038	227,633
	Lehman XS Trust
122,510	Series 2006-5(i)	5.89%	04/25/2036	151,608
	Madison Park Funding XIV, Ltd.
1,000,000	Series 2018-14A(c)(e)	3M US L + 2.95%	10/22/2030	941,562
1,000,000	Series 2018-14A(c)(e)	3M US L + 5.80%	10/22/2030	909,092
	Merrill Lynch Alternative Note Asset Trust
776,783	Series 2007-F1	6.00%	03/25/2037	289,271
	Monarch Beach Resort Trust
5,000,000	Series 2018-MBMZ(c)(e)	1M US L + 4.96%	07/15/2025	4,911,943
	Morgan Stanley Bank of America Merrill Lynch Trust
3,400,211	Series 2012-C5(c)(e)	1.47%	08/15/2045	140,270
450,000	Series 2014-C19	4.00%	12/15/2024	432,341
380,000	Series 2015-C25(c)	4.53%	09/15/2025	381,670
340,000	Series 2015-C26(e)	3.06%	10/15/2025	290,389
350,000	Series 2015-C27(c)	4.53%	11/15/2025	343,598
502,000	Series 2015-C27(c)(e)	3.24%	11/15/2025	427,338

Principal Amount/Description		Rate	Maturity	Value
	Morgan Stanley Capital I Trust
$3,085,364	Series 2011-C1(c)(e)	0.34%	09/15/2047	$20,386
1,402,878	Series 2016-UB11 XA(c)	1.64%	08/15/2026	118,395
1,000,000	Series 2018-SUN(c)(e)	1M US L + 3.05%	07/15/2035	987,386
	Morgan Stanley Mortgage Loan Trust
2,526,298	Series 2005-3AR(c)	4.07%	07/25/2035	2,325,117
214,242	Series 2006-11	6.00%	08/25/2036	170,055
1,085,142	Series 2006-7(c)	5.04%	06/25/2036	922,557
1,125,289	Series 2006-7	6.00%	06/25/2036	947,213
451,338	Series 2007-3XS(i)	5.70%	01/25/2047	246,774
	Morgan Stanley Re-REMIC Trust
342,005	Series 2011-R1(c)(e)	5.94%	02/26/2037	361,281
	Mosaic Solar Loan Trust
171,383	Series 2017-1A(e)	4.45%	06/20/2042	172,755
656,819	Series 2018-1A(e)	4.01%	08/20/2030	665,561
916,769	Series 2018-2GS(e)	4.20%	10/21/2030	916,651
	MSCG Trust
255,000	Series 2016-SNR(e)	5.21%	11/15/2034	252,556
	MSCG Trust 2018-SELF
2,154,000	Series 2018-SELF(c)(e)	1M US L + 3.05%	10/15/2020	2,134,742
	Nationstar HECM Loan Trust
12,000,000	Series 2017-2A(c)(e)	3.97%	09/25/2027	12,061,920
	Natixis Commercial Mortgage Securities Trust
345,000	Series 2018-FL1(c)(e)	1M US L + 0.95%	06/15/2035	340,940
345,000	Series 2018-FL1(c)(e)	1M US L + 2.20%	06/15/2035	338,839
	Navient Private Education Refi Loan Trust
500,000	Series 2018-A(e)	3.68%	11/17/2025	501,447
	Nomura Asset Acceptance Corp. Alternative Loan Trust
1,368,435	Series 2005-AP3(c)	5.32%	08/25/2035	865,312
	Octagon Investment Partners 26, Ltd.
1,000,000	Series 2018-1A(c)(e)	3M US L + 8.09%	07/15/2030	919,424
	Octagon Investment Partners 37, Ltd.
500,000	Series 2018-2A(c)(e)	3M US L + 2.85%	07/25/2030	467,167
	Octagon Investment Partners XIV, Ltd.
500,000	Series 2017-1A(c)(e)	3M US L + 4.00%	07/15/2029	499,084
	Octagon Investment Partners XVI, Ltd.
500,000	Series 2018-1A(c)(e)	3M US L + 3.00%	07/17/2030	468,389
1,000,000	Series 2018-1A(c)(e)	3M US L + 5.75%	07/17/2030	898,012
	Octagon Investment Partners XXII, Ltd.
500,000	Series 2018-1A(c)(e)	3M US L + 5.45%	01/22/2030	442,260
	OHA Credit Funding 1, Ltd.
500,000	Series 2018-1A(c)(e)	3M US L + 3.05%	10/20/2030	464,755
	OneMain Financial Issuance Trust
388,770	Series 2015-1A(e)	3.19%	03/18/2026	388,941
	PFP, Ltd.
146,000	Series 2017-3(c)(e)	1M US L + 1.30%	01/14/2035	146,228
84,000	Series 2017-3(c)(e)	1M US L + 1.75%	01/14/2035	83,928
88,000	Series 2017-3(c)(e)	1M US L + 2.50%	01/14/2035	88,003
	PHH Alternative Mortgage Trust
1,247,833	Series 2007-2	6.00%	05/25/2037	1,129,850
	PR Mortgage Loan Trust
11,927,434	Series 2014-1(c)(e)	5.91%	10/25/2049	10,818,781
	Pretium Mortgage Credit Partners LLC
1,204,074	Series 2018-NPL2(e)(i)	3.70%	03/27/2033	1,189,326

Principal Amount/Description		Rate	Maturity	Value
	Prime Mortgage Trust
$51,547	Series 2006-1	5.50%	06/25/2036	$50,896
96,458	Series 2006-DR1(e)	5.50%	05/25/2035	77,613
	RAIT Trust
111,000	Series 2017-FL7(c)(e)	1M US L + 1.30%	06/15/2025	111,015
	RBSGC Structured Trust
237,088	Series 2008-B(e)	6.00%	06/25/2037	226,089
	Residential Accredit Loans, Inc.
1,893,858	Series 2005-QS17	6.00%	12/25/2035	1,819,602
4,783,267	Series 2006-QA5(c)	1M US L + 0.22%	07/25/2036	3,071,678
2,898,180	Series 2006-QS10	6.50%	08/25/2036	2,704,370
1,040,962	Series 2006-QS4	6.00%	04/25/2036	959,170
948,329	Series 2006-QS6	6.00%	06/25/2036	855,946
675,693	Series 2006-QS6	6.00%	06/25/2036	609,869
1,903,248	Series 2006-QS7	6.00%	06/25/2036	1,725,462
100,057	Series 2006-QS7(c)	1M US L + 0.40%	06/25/2036	76,706
300,172	Series 2006-QS7(c)	5.60% - 1M US L	06/25/2036	34,750
118,683	Series 2006-QS8(c)	1M US L + 0.45%	08/25/2036	88,421
356,048	Series 2006-QS8(c)	5.55% - 1M US L	08/25/2036	38,906
2,597,618	Series 2007-QS3	6.50%	02/25/2037	2,387,501
77,725	Series 2007-QS6	6.25%	04/25/2037	72,944
10,951	Series 2007-QS6(c)	55.00% - 8.33 x 1M US L	04/25/2037	19,472
3,670,156	Series 2007-QS9	6.50%	07/25/2037	3,348,843
349,284	Series 2008-QR1	6.00%	08/25/2036	282,489
	Residential Asset Securitization Trust
533,713	Series 2006-A1	6.00%	04/25/2036	431,122
1,102,508	Series 2006-A2	6.00%	01/25/2046	787,558
963,926	Series 2006-A6	6.50%	07/25/2036	502,243
435,814	Series 2006-A8	6.00%	08/25/2036	381,216
154,113	Series 2006-A8	6.50%	08/25/2036	81,142
326,302	Series 2006-A8(c)	5.90% - 1M US L	08/25/2036	68,891
1,642,263	Series 2007-A1	6.00%	03/25/2037	1,038,832
87,232	Series 2007-A6	6.00%	06/25/2037	75,997
2,856,192	Series 2007-A7	6.00%	07/25/2037	1,858,245
	Residential Funding Mortgage Securities I Trust
1,074,836	Series 2006-S3	5.50%	03/25/2036	997,702
1,732,262	Series 2006-S6	6.00%	07/25/2036	1,652,831
244,456	Series 2006-S6	6.00%	07/25/2036	233,247
442,108	Series 2007-S3	6.00%	03/25/2037	395,993
362,969	Series 2007-S6	6.00%	06/25/2037	333,183
	Sapphire Aviation Finance I, Ltd.
937,500	Series 2018-1A(e)	5.93%	03/15/2025	949,439
	Sequoia Mortgage Trust
2,444,804	Series 2007-3(c)	3.95%	07/20/2037	2,335,549
	SLIDE
3,235,141	Series 2018-FUN(c)(e)	1M US L + 3.00%	06/15/2021	3,198,199
	SMB Private Education Loan Trust
500,000	Series 2018-B(c)(e)	1M US L + 0.72%	08/15/2027	499,144
	SoFi Consumer Loan Program, LLC
97,022	Series 2017-2(e)	3.28%	02/25/2026	96,805
	SoFi Professional Loan Program, LLC
300,000	Series 2017-D(e)	3.61%	09/25/2040	293,945
	Springleaf Funding Trust
628,127	Series 2015-AA(e)	3.16%	05/15/2019	627,301
	Sprite, Ltd.
461,111	Series 2017-1(e)	4.25%	12/15/2037	462,864

Principal Amount/Description		Rate	Maturity	Value
	Start, Ltd.
$958,333	Series 2018-1(e)	4.09%	05/15/2025	$951,129
	Structured Adjustable Rate Mortgage Loan Trust
940,184	Series 2005-15(c)	4.12%	07/25/2035	764,378
	Structured Asset Securities Corp.
243,956	Series 2005-RF1(c)(e)	1M US L + 0.35%	03/25/2035	227,641
245,176	Series 2005-RF1(c)(e)	2.64%	03/25/2035	27,912
	STWD Mortgage Trust
1,634,000	Series 2018-URB(c)(e)	1M US L + 3.15%	05/15/2021	1,613,522
	TAL Advantage, LLC
834,306	Series 17-1A(e)	4.50%	04/20/2042	852,509
	TBW Mortgage-Backed Trust
1,385,842	Series 2006-2	7.00%	07/25/2036	494,130
	Textainer Marine Containers V, Ltd.
850,500	Series 2017-1A(e)	3.72%	05/20/2042	849,223
	Thunderbolt II Aircraft Lease, Ltd.
4,910,714	Series 2018-A(e)(i)	5.07%	09/15/2038	4,952,063
	TRIP Rail Master Funding, LLC
375,411	Series 2017-1A(e)	2.71%	08/15/2047	372,742
	UBS Commercial Mortgage Trust
513,000	Series 2017-C6(c)	4.45%	12/15/2050	502,202
511,000	Series 2018-C8(c)	4.70%	02/15/2051	505,833
6,182,984	Series 2018-C9(c)	0.90%	03/15/2051	414,004
	Vantage Data Centers Issuer, LLC
743,750	Series 2018-1A(e)	4.07%	02/15/2023	745,659
	VB-S1 Issuer, LLC
3,000,000	Series 2018-1A(e)	5.25%	02/15/2048	2,924,589
	Velocity Commercial Capital Loan Trust
4,934,002	Series 2017-2(c)(e)	3.07%	11/25/2047	4,917,896
	Velocity Commercial Capital Loan Trust 2018-2
965,727	Series 2018-2(c)(e)	4.05%	09/25/2024	974,463
	Venture VII CDO, Ltd.
715,390	Series 2006-7A(c)(e)	3M US L + 0.23%	01/20/2022	715,393
	VOLT LXIX LLC
994,960	Series 2018-NPL5(e)(i)	4.21%	08/25/2048	997,618
	Wachovia Bank Commercial Mortgage Trust
56,386	Series 2006-C29(c)	0.28%	11/15/2048	1
	Wachovia Mortgage Loan Trust, LLC Series Trust
795,940	Series 2005-B(c)	4.53%	10/20/2035	780,730
	Washington Mutual Alternative Mortgage Pass-Through Certificates
1,719,396	Series 2005-1	6.00%	03/25/2035	1,708,236
70,810	Series 2005-9	5.50%	11/25/2035	61,626
539,240	Series 2006-5	6.00%	07/25/2036	440,125
	Washington Mutual Mortgage Pass-Through Certificates Trust
1,041,260	Series 2006-2	6.00%	03/25/2036	989,612
	Wells Fargo Alternative Loan Trust
644,204	Series 2007-PA2(c)	1M US L + 0.43%	06/25/2037	532,726
644,204	Series 2007-PA2(c)	6.07% - 1M US L	06/25/2037	59,900
220,901	Series 2007-PA3	5.75%	07/25/2037	203,837
836,558	Series 2007-PA3	6.25%	07/25/2037	777,057

Principal Amount/Description		Rate	Maturity	Value
$4,454,327	Series 2007-PA5	6.25%	11/25/2037	$4,348,743
	Wells Fargo Commercial Mortgage Trust
525,000	Series 2014-LC16(e)	3.94%	06/15/2024	434,218
420,000	Series 2015-C31(c)	4.61%	11/15/2025	418,406
340,000	Series 2015-LC22(c)	4.54%	09/15/2058	339,232
380,000	Series 2015-NXS3(c)	4.64%	09/15/2057	373,882
420,000	Series 2015-NXS4(c)	4.60%	12/15/2048	425,754
1,000,000	Series 2016-C33(e)	3.12%	03/15/2059	824,613
518,000	Series 2018-C45	4.73%	06/15/2051	515,205
165,000	Series 2018-C46	5.15%	08/15/2051	165,681
	Wells Fargo Commercial Mortgage Trust 2018-C47
523,000	Series 2018-C47(c)	4.94%	09/15/2061	530,948
	Wells Fargo Mortgage-Backed Securities Trust
1,513,257	Series 2005-12	5.50%	11/25/2035	1,516,897
403,009	Series 2006-11	6.00%	09/25/2036	381,482
152,057	Series 2006-2	5.50%	03/25/2036	147,620
49,947	Series 2006-2	5.75%	03/25/2036	48,531
461,688	Series 2007-13	6.00%	09/25/2037	457,006
568,939	Series 2007-14	6.00%	10/25/2037	556,388
476,972	Series 2007-2	6.00%	03/25/2037	461,558
	WF-RBS Commercial Mortgage Trust
2,326,456	Series 2012-C9(c)(e)	1.89%	11/15/2045	136,808
4,219,257	Series 2014-C21(c)	1.07%	08/15/2047	179,654
4,682,367	Series 2014-C22(c)	0.85%	09/15/2057	165,820
	Zephyrus Capital Aviation Tl
2,925,000	Series	4.61%	10/15/2038	2,911,571

TOTAL NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $401,815,733)				401,865,209

U.S. GOVERNMENT BONDS AND NOTES - 3.05%
3,875,000	U.S. Treasury Bonds	2.25%	08/15/2027	3,754,034
3,400,000	U.S. Treasury Bonds	2.25%	11/15/2027	3,287,832
335,000	U.S. Treasury Bonds	2.75%	11/15/2042	321,028
2,540,000	U.S. Treasury Bonds	3.13%	02/15/2043	2,596,541
2,610,000	U.S. Treasury Bonds	3.63%	08/15/2043	2,894,890
2,650,000	U.S. Treasury Bonds	3.75%	11/15/2043	2,998,922
2,050,000	U.S. Treasury Bonds	2.75%	11/15/2047	1,943,924
1,180,000	U.S. Treasury Bonds	3.00%	08/15/2048	1,176,799
285,000	U.S. Treasury Notes	1.13%	01/31/2019	284,730
655,000	U.S. Treasury Notes	1.63%	11/30/2020	644,234
3,470,000	U.S. Treasury Notes	2.75%	09/15/2021	3,494,301
500,000	U.S. Treasury Notes	1.88%	01/31/2022	491,195
2,970,000	U.S. Treasury Notes	2.63%	02/28/2023	2,985,812
3,540,000	U.S. Treasury Notes	2.50%	03/31/2023	3,541,253
3,470,000	U.S. Treasury Notes	2.75%	04/30/2023	3,506,575
3,650,000	U.S. Treasury Notes	1.88%	08/31/2024	3,523,466
3,660,000	U.S. Treasury Notes	2.13%	09/30/2024	3,577,711
4,195,000	U.S. Treasury Notes	2.25%	10/31/2024	4,126,396

Principal Amount/Description		Rate	Maturity	Value
$2,350,000	U.S. Treasury Notes	3.00%	09/30/2025	$2,411,704

TOTAL U.S. GOVERNMENT BONDS AND NOTES (Cost $47,092,310)				47,561,347

MUNICIPAL BONDS - 1.19%
33,700,000	Commonwealth of Puerto Rico, Series A, Revenue Bonds(f)	8.00%	07/01/2035	18,198,000
120,000	Missouri Highway & Transportation Commission, Revenue Bonds	5.06%	05/01/2024	131,029
165,000	State of California, General Obligation Bonds	7.55%	04/01/2039	236,939

TOTAL MUNICIPAL BONDS (Cost $26,390,377)				18,565,968

U.S. GOVERNMENT / AGENCY MORTGAGE BACKED SECURITIES - 9.18%
	Federal Home Loan Mortgage Corp. Pool
303,741	Series Pool #G01840	5.00%	07/01/2035	322,544
115,881	Series Pool #G04817	5.00%	09/01/2038	122,681
	Federal Home Loan Mortgage Corp. REMICS
1,413,158	Series 2003-2722(c)	9.89% - 1M US L	12/15/2033	1,528,537
281,254	Series 2005-R003	5.50%	10/15/2035	306,188
1,987,485	Series 2006-3244(c)	6.66% - 1M US L	11/15/2036	327,936
95,631	Series 2007-3261(c)	6.43% - 1M US L	01/15/2037	14,376
241,648	Series 2007-3262(c)	6.40% - 1M US L	01/15/2037	28,039
852,045	Series 2007-3301(c)	6.10% - 1M US L	04/15/2037	95,012
663,827	Series 2007-3303(c)	6.10% - 1M US L	04/15/2037	87,577
262,908	Series 2007-3382(c)	6.00% - 1M US L	11/15/2037	23,302
577,482	Series 2007-3384(c)	6.31% - 1M US L	08/15/2036	81,242
239,995	Series 2007-3384(c)	6.39% - 1M US L	11/15/2037	22,259
298,317	Series 2008-3417(c)	6.18% - 1M US L	02/15/2038	26,053
294,131	Series 2008-3423(c)	5.65% - 1M US L	03/15/2038	26,667
5,893,204	Series 2008-3423(c)	6.00% - 1M US L	03/15/2038	53,507
1,978,903	Series 2009-3510(c)	6.75% - 1M US L	02/15/2037	318,549
486,769	Series 2009-3523(c)	6.00% - 1M US L	04/15/2039	53,842
97,985	Series 2009-3524	3.60%	06/15/2038	97,769
20,173	Series 2009-3549(c)	5.80% - 1M US L	07/15/2039	1,845
1,215,441	Series 2009-3560(c)	6.40% - 1M US L	11/15/2036	140,826
464,712	Series 2010-3641	4.50%	03/15/2040	492,896
576,822	Series 2010-3726(c)	6.05% - 1M US L	09/15/2040	67,241
3,284,022	Series 2010-3728(c)	4.45% - 1M US L	09/15/2040	215,246
750,000	Series 2010-3779	3.50%	12/15/2030	766,630
185,843	Series 2010-3779	4.00%	12/15/2030	193,444
496,261	Series 2010-3779	4.50%	12/15/2040	528,881
78,997	Series 2011-3786(c)	9.50% - 1M US L	01/15/2041	79,025
1,371,822	Series 2011-3795	4.00%	01/15/2041	1,447,290
69,792	Series 2011-3798(c)	9.50% - 1M US L	11/15/2040	71,266
600,000	Series 2011-3808	3.50%	02/15/2031	606,062
39,198	Series 2011-3809(c)	9.50% - 1M US L	02/15/2041	36,326
1,031,265	Series 2011-3815(c)	5.85% - 1M US L	02/15/2041	125,305
500,000	Series 2011-3824	3.50%	03/15/2031	515,985
578,616	Series 2011-3824(c)	7.10% - 1M US L	08/15/2036	93,245
681,840	Series 2011-3863	5.50%	08/15/2034	725,433

Principal Amount/Description		Rate	Maturity	Value
$646,115	Series 2011-3864(c)	9.20% - 1M US L	05/15/2041	$648,273
730,794	Series 2011-3871	5.50%	06/15/2041	811,292
703,396	Series 2011-3872(c)	5.95% - 1M US L	06/15/2041	87,536
2,883,636	Series 2011-3910	5.00%	08/15/2041	3,202,475
3,332,309	Series 2011-3924(c)	6.00% - 1M US L	09/15/2041	425,227
673,715	Series 2011-3925	3.00%	09/15/2021	18,937
4,538,722	Series 2012-3(c)	5.95% - 1M US L	02/25/2042	560,538
3,889,109	Series 2012-4057	4.00%	06/15/2042	4,102,568
10,325,138	Series 2013-4218	2.50%	02/15/2043	8,780,934
7,300,176	Series 2013-4239(g)	0.00%	07/15/2043	5,016,556
3,926,651	Series 2014-4302(c)	6.15% - 1M US L	02/15/2044	544,441
4,613,575	Series 2014-4413	3.50%	11/15/2044	4,553,740
3,365,137	Series 2015-4434	3.00%	02/15/2045	3,095,752
3,301,398	Series 2015-4440	2.50%	02/15/2045	2,897,003
	Federal Home Loan Mortgage Corp. Strips
2,971,648	Series 2017-358	3.00%	10/15/2047	2,934,772
	Federal National Mortgage Association Pool
85,050	Series Pool #555743	5.00%	09/01/2033	90,378
104,100	Series Pool #735382	5.00%	04/01/2035	110,619
277,460	Series Pool #735383	5.00%	04/01/2035	294,842
189,527	Series Pool #735484	5.00%	05/01/2035	201,397
85,006	Series Pool #AH4437	4.00%	01/01/2041	86,410
	Federal National Mortgage Association REMICS
104,521	Series 2004-46(c)	6.00% - 1M US L	03/25/2034	9,201
331,171	Series 2006-101(c)	6.58% - 1M US L	10/25/2036	52,972
963,749	Series 2006-123(c)	6.32% - 1M US L	01/25/2037	147,006
4,530,621	Series 2006-92(c)	6.58% - 1M US L	10/25/2036	657,644
121,592	Series 2007-102(c)	6.40% - 1M US L	11/25/2037	15,557
88,354	Series 2007-108(c)	6.36% - 1M US L	12/25/2037	10,394
22,792	Series 2007-30(c)	6.11% - 1M US L	04/25/2037	2,256
407,891	Series 2007-38(c)	6.08% - 1M US L	05/25/2037	45,171
19,704	Series 2007-51(c)	6.10% - 1M US L	06/25/2037	2,165
63,651	Series 2007-53(c)	6.10% - 1M US L	06/25/2037	7,690
655,826	Series 2007-57(c)	6.62% - 1M US L	10/25/2036	87,971
190,056	Series 2007-68(c)	6.65% - 1M US L	07/25/2037	24,688
748,267	Series 2008-3(c)	6.46% - 1M US L	02/25/2038	117,060
284,176	Series 2008-56(c)	6.06% - 1M US L	07/25/2038	32,354
104,692	Series 2008-81	5.50%	09/25/2038	110,908
438,597	Series 2009-111	5.00%	01/25/2040	464,011
232,643	Series 2009-111(c)	6.25% - 1M US L	01/25/2040	26,232
1,101,411	Series 2009-12(c)	6.60% - 1M US L	03/25/2036	146,489
42,655	Series 2009-28(c)	6.00% - 1M US L	04/25/2037	4,344
489,512	Series 2009-41	4.50%	06/25/2039	502,724
122,116	Series 2009-42(c)	6.00% - 1M US L	06/25/2039	12,302
281,847	Series 2009-47(c)	6.10% - 1M US L	07/25/2039	24,590
156,686	Series 2009-62(c)	6.10% - 1M US L	08/25/2039	9,860
80,101	Series 2009-66(c)	5.80% - 1M US L	02/25/2038	9,053
86,581	Series 2009-68(c)	5.25% - 1M US L	09/25/2039	6,401
18,497	Series 2010-109(c)	55.00% - 1M US L	10/25/2040	54,338
391,663	Series 2010-11(c)	4.80% - 1M US L	02/25/2040	28,578
64,203	Series 2010-111(c)	6.00% - 1M US L	10/25/2040	5,902
151,298	Series 2010-112	4.00%	10/25/2040	152,073
224,568	Series 2010-115(c)	6.60% - 1M US L	11/25/2039	27,474
2,424,100	Series 2010-115(c)	6.00% - 1M US L	10/25/2040	365,828

Principal Amount/Description		Rate	Maturity	Value
$5,569,294	Series 2010-123(c)	6.05% - 1M US L	11/25/2040	$871,051
906,915	Series 2010-15(c)	4.95% - 1M US L	03/25/2040	83,128
143,221	Series 2010-34(c)	4.93% - 1M US L	04/25/2040	11,445
87,281	Series 2010-4(c)	6.23% - 1M US L	02/25/2040	11,109
118,366	Series 2010-58(c)	12.47% - 1M US L	06/25/2040	126,039
3,307,736	Series 2010-75	4.50%	07/25/2040	3,471,992
298,870	Series 2010-9(c)	4.75% - 1M US L	02/25/2040	17,120
71,006	Series 2010-9(c)	5.30% - 1M US L	02/25/2040	6,735
16,823	Series 2010-90(c)	6.00% - 1M US L	08/25/2040	1,961
500,000	Series 2011-16	3.50%	03/25/2031	511,265
895,531	Series 2011-25	3.00%	04/25/2026	899,252
500,000	Series 2011-29	3.50%	04/25/2031	501,587
306,666	Series 2011-48(c)	9.20% - 1M US L	06/25/2041	301,222
661,268	Series 2011-5(c)	6.40% - 1M US L	11/25/2040	68,663
1,398,320	Series 2011-58(c)	6.55% - 1M US L	07/25/2041	225,317
4,479,589	Series 2012-106(c)	6.16% - 1M US L	10/25/2042	701,072
1,194,654	Series 2012-124(c)	7.79% - 1M US L	11/25/2042	1,114,750
9,795,601	Series 2012-128(c)	6.00% - 1M US L	11/25/2042	7,615,379
316,353	Series 2012-29(c)	6.00% - 1M US L	04/25/2042	27,796
1,037,166	Series 2012-32	5.00%	04/25/2042	223,968
4,523,698	Series 2012-65(c)	5.98% - 1M US L	06/25/2042	656,993
3,290,061	Series 2013-19(c)	5.40% - 1M US L	03/25/2043	2,752,309
9,646,208	Series 2013-51(c)	5.40% - 1M US L	04/25/2043	7,857,716
2,636,539	Series 2015-59	3.00%	06/25/2041	2,618,690
9,987,681	Series 2015-79	3.00%	11/25/2045	9,206,343
2,156,611	Series 2015-9	3.00%	01/25/2045	2,156,008
12,966,289	Series 2016-72	3.00%	10/25/2046	11,644,888
6,672,470	Series 2016-72	3.00%	10/25/2046	6,221,701
3,792,503	Series 2018-21(g)	0.00%	04/25/2048	3,056,399
3,235,539	Series 2018-27	3.00%	12/25/2047	3,157,075
3,764,142	Series 2018-36	3.00%	06/25/2048	3,700,935
	Freddie Mac REMICS
3,627,845	Series 2013-4170(c)	4.05 - 1M US L	01/15/2033	3,321,389
	Government National Mortgage Association
70,682	Series 2004-83(c)	6.08% - 1M US L	10/20/2034	9,199
60,198	Series 2008-6(c)	6.46% - 1M US L	02/20/2038	8,367
57,878	Series 2008-67(c)	6.00% - 1M US L	08/20/2038	6,446
905,360	Series 2008-69(c)	7.63% - 1M US L	08/20/2038	150,956
77,127	Series 2009-10(c)	6.65% - 1M US L	02/16/2039	12,750
1,191,005	Series 2009-35	4.50%	05/20/2039	1,261,839
4,549,973	Series 2009-58(c)	6.25% - 1M US L	06/20/2039	502,904
64,177	Series 2009-6(c)	5.95% - 1M US L	02/20/2038	7,765
2,265,272	Series 2009-75	5.00%	09/20/2039	2,398,751
5,476,418	Series 2010-121(c)	6.00% - 1M US L	09/20/2040	684,553
93,420	Series 2010-61(c)	6.55% - 1M US L	09/20/2039	11,967
202,387	Series 2010-98(c)	5.74%	03/20/2039	25,460
804,358	Series 2011-69(g)	0.00%	05/20/2041	688,958
2,269,364	Series 2011-71	4.50%	02/20/2041	2,372,272
1,484,988	Series 2011-71(c)	5.40% - 1M US L	05/20/2041	158,685
457,612	Series 2011-72(c)	6.15% - 1M US L	05/20/2041	69,413
2,400,277	Series 2011-89(c)	5.45% - 1M US L	06/20/2041	254,129
553,043	Series 2012-105(c)	6.20% - 1M US L	01/20/2041	29,877
6,892,340	Series 2013-113(c)	6.25% - 1M US L	03/20/2043	734,745
8,951,845	Series 2013-122(c)	6.10% - 1M US L	08/16/2043	1,319,153
5,232,928	Series 2013-148(c)	5.68% - 1M US L	10/16/2043	668,521
9,663,192	Series 2013-186(c)	6.25% - 1M US L	02/16/2043	1,296,657

Principal Amount/Description		Rate	Maturity	Value
$6,078,155	Series 2014-156(c)	6.25% - 1M US L	10/20/2044	$813,587
12,263,543	Series 2014-4(c)	6.10% - 1M US L	01/16/2044	1,748,107
8,404,859	Series 2014-5(c)	6.15% - 1M US L	07/20/2043	910,846
7,296,896	Series 2014-95(c)	6.25% - 1M US L	06/16/2044	978,151
9,977,259	Series 2018-153(c)	6.15 - 1M US L	11/20/2048	1,314,921

TOTAL U.S. GOVERNMENT / AGENCY MORTGAGE BACKED SECURITIES (Cost $199,973,102)				142,850,228

Shares/Description		Value
SHORT-TERM INVESTMENTS - 3.24%
Money Market Fund
50,515,122	State Street Institutional Trust (7 Day Yield 2.24%)	50,515,122

TOTAL SHORT-TERM INVESTMENTS (Cost $50,515,122)		50,515,122

TOTAL INVESTMENTS - 98.95% (Cost $1,685,250,202)		1,540,608,330
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.05%		16,398,921
NET ASSETS - 100.00%		$1,557,007,251

Investment Abbreviations:
LIBOR - London Interbank Offered Rate

Libor Rates:
1M US L - 1 Month LIBOR as of December 31, 2018 was 2.50%
3M US L - 3 Month LIBOR as of December 31, 2018 was 2.81%
6M US L - 6 Month LIBOR as of December 31, 2018 was 2.88%

(a)	Affiliated company. See Note 6 to Notes to Quarterly Schedule of Investments.
(b)	Security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(c)	Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at December 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(d)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees. As of December 31, 2018, the aggregate fair value of those securities was $14,609,185, representing 0.94% of net assets.

(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total fair value of Rule 144A securities amounts to $292,078,234, which represents approximately 18.76% of net assets as of December 31, 2018.
(f)	Security is currently in default.
(g)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(h)	The level 3 assets were a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.
(i)	Step bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at December 31, 2018.

See Notes to Quarterly Schedule of Investments.

RiverNorth/Oaktree High Income Fund

SCHEDULE OF INVESTMENTS

December 31, 2018 (Unaudited)

Shares/Description		Value
BUSINESS DEVELOPMENT COMPANIES - 0.28%
15,929	Barings BDC, Inc.	$143,520

TOTAL BUSINESS DEVELOPMENT COMPANIES (Cost $142,887)		143,520

CLOSED-END FUNDS - 26.79%
51,578	BlackRock Corporate High Yield Fund, Inc.	478,644
13,185	BlackRock Debt Strategies Fund, Inc.	128,817
43,249	BlackRock Floating Rate Income Strategies Fund, Inc.	514,663
5,691	BlackRock Floating Rate Income Trust	65,731
39,089	BrandywineGLOBAL Global Income Opportunities Fund, Inc.	405,744
19,100	Eaton Vance Floating-Rate Income Trust	241,806
98,280	Eaton Vance High Income 2021 Target Term Trust	876,657
57,526	Eaton Vance Limited Duration Income Fund	685,710
124,404	First Trust Senior Floating Rate 2022 Target Term Fund	1,027,577
45,436	Franklin Limited Duration Income Trust	409,833
22,674	Highland Floating Rate Opportunities Fund	290,227
271,815	Invesco Senior Income Trust	1,062,797
13,462	NexPoint Credit Strategies Fund	268,298
23,000	Nuveen Credit Opportunities 2022 Target Term Fund	194,580
184,184	Nuveen Credit Strategies Income Fund	1,362,961
22,752	Nuveen Floating Rate Income Opportunity Fund	205,223
50,852	Nuveen High Income November 2021 Target Term Fund	452,583
38,090	Nuveen Mortgage Opportunity Term Fund	851,311
49,877	PGIM Global Short Duration High Yield Fund, Inc.	644,411
41,459	PGIM Short Duration High Yield Fund, Inc.	540,211
18,750	PIMCO Dynamic Credit Income Fund	394,687
66,144	Western Asset Emerging Markets Debt Fund, Inc.	812,910
74,121	Western Asset Global High Income Fund, Inc.	612,981
316,708	Western Asset High Income Opportunity Fund, Inc.	1,387,181

TOTAL CLOSED-END FUNDS (Cost $15,086,737)		13,915,543

COMMON STOCKS - 0.00%(a)
3,002	Ultra Petroleum Corp.(b)	2,282

TOTAL COMMON STOCKS (Cost $51,695)		2,282

PREFERRED STOCKS - 0.14%
11	Ditech Holding Corp., 0.000% Perpetual Maturity(b)(c)(d)	7
75	Sequa Corp., 7.000% Perpetual Maturity(b)(e)	75,000

TOTAL PREFERRED STOCKS (Cost $94,004)		75,007

Principal Amount/Description		Rate	Maturity	Value
BANK LOANS - 47.74%(f)
Canada - 1.08%
$197,701	1011778 BC ULC, First Lien B-3 Term Loan	1M US L + 2.25%, 1.00% Floor	02/16/2024	$188,722
299,666	GFL Environmental, Inc., First Lien Effective Date Incremental Term Loan	1M US L + 3.00%, 1.00% Floor	05/30/2025	280,338
94,205	Hudson's Bay Co., First Lien Initial Term Loan	1M US L + 3.25%, 1.00% Floor	09/30/2022	91,732
				560,792
Denmark - 0.68%
229,305	Evergood 4 APS, First Lien Facility B1E Term Loan	3M EUR L + 3.00%	02/06/2025	260,161
81,941	TDC A/S, First Lien Facility B3 Term Loan	1M EUR L + 2.75%	06/04/2025	93,232
				353,393
France - 1.68%
100,000	Altice France S.A., First Lien USD TLB-13 Incremental Term Loan	1M US L + 4.00%	08/14/2026	94,729
100,000	CAB, First Lien Additional Facility 4 Term Loan(g)	E + 4.00%	06/14/2024	114,575
300,000	Constantin Investissement 4 S.A.S., First Lien Facility B Term Loan	3M EUR L + 3.00%	04/22/2024	335,655
130,000	Financière Labeyrie Fine Foods, First Lien Facility B Term Loan	3M EUR L + 4.25%	05/23/2023	148,780
197,000	Numericable U.S. LLC, First Lien USD TLB-11 Term Loan	1M US L + 2.75%	07/31/2025	181,043
				874,782
Germany - 1.34%
190,000	Alpha Group, SARL, First Lien Facility B Term Loan	3M EUR L + 3.75%	01/31/2025	215,516
120,000	Befesa SA, First Lien Facility B Term Loan	6M EUR L + 2.50%	12/07/2022	137,619
60,000	Blitz F18-675 GmbH, First Lien Facility B2 Term Loan	3M EUR L + 3.75%	07/31/2025	68,569
162,354	CTC AcquiCo GmbH, First Lien Facility B2 Term Loan	3M US L + 3.00%	03/07/2025	160,731
100,000	Marcel LUX IV SARL, First Lien EUR Term Loan(g)	E + 3.50%	09/26/2025	113,304
				695,739
Great Britain - 3.67%
100,000	EG Group, Ltd., First Lien Facility B (EUR) Term Loan(g)	E + 4.00%	02/07/2025	111,693
175,772	Formula One Management, Ltd., First Lien Facility B3 Term Loan	1M US L + 2.50%, 1.00% Floor	02/01/2024	167,019
210,000	Franklin UK Midco, Ltd., First Lien Facility B1 Term Loan	3M EUR L + 4.00%	12/18/2024	240,006
130,000	Froneri International PLC, First Lien Facility B3 Term Loan	1M US L + 3.25%	01/31/2025	165,007
300,000	Genesis Specialist Care Finance UK, Ltd., First Lien Facility B2 Term Loan	E + 3.50%	10/30/2025	342,653
250,000	Lernen Bidco, Ltd., First Lien B (Euro) Term Loan(g)	E + 4.00%	11/28/2025	285,812
250,000	LGC Science Holdings, Ltd., First Lien Facility B3 Term Loan	1M US L + 3.50%	03/08/2023	243,750
155,402	Richmond UK Holdco, Ltd., First Lien Facility B Term Loan	1M US L + 4.25%	03/03/2024	181,239

Principal Amount/Description		Rate	Maturity	Value
$155,000	Survitec Acqusition Company, Ltd., First Lien Facility B Tranche 2 Term Loan	6M EUR L + 4.75%	03/12/2022	$168,712
				1,905,891
Luxembourg - 1.96%
148,500	Altice Financing SA, First Lien October 2017 USD Term Loan	1M US L + 2.75%	01/31/2026	137,548
80,000	Auris LuxCo, First Lien B Term Loan(g)	E + 4.00%	07/24/2025	91,775
250,000	Auris LuxCo, First Lien B Term Loan(g)	L + 3.75%	07/24/2025	244,220
190,000	CCP Lux Holdings S.a. r.l., First Lien Senior EUR Facility B Term Loan	3M EUR L + 3.75%	01/10/2025	215,969
300,000	Ino Holdco S.À R.L., First Lien Facility B2 Term Loan	3M EUR L + 3.75%	08/24/2023	329,976
				1,019,488
Netherlands - 1.79%
217,800	Diamond B.V., First Lien Initial Euro Term Loan	3M EUR L + 3.25%	09/06/2024	241,006
62,806	Jacobs Douwe Egberts International B.V., First Lien B USD Term Loan	3M US L + 2.00%	11/01/2025	61,315
283,418	Peer Holdings III B.V., First Lien Facility B Term Loan	3M EUR L + 3.25%	03/07/2025	318,349
250,000	Sigma Holdco B.V., First Lien Facility B4 (GBP) Term Loan	3M US L + 4.00%	07/02/2025	309,556
				930,226
Sweden - 0.44%
200,000	Verisure Holding Tlb	E + 3.50%	10/21/2022	227,091

United States - 35.10%
248,333	Access CIG LLC, First Lien B Term Loan(g)	3M US L + 3.75%	02/27/2025	241,970
338,811	Acuity Specialty Products, Inc., First Lien Initial Term Loan	3M US L + 4.00%, 1.00% Floor	08/12/2024	304,930
149,250	Adtalem Global Education, Inc., First Lien B Term Loan	1M US L + 3.00%	04/11/2025	146,700
39,300	AI Aqua Merger Sub, Inc., First Lien Tranche B-1 Term Loan	1M US L + 3.25%, 1.00% Floor	12/13/2023	37,777
196,996	Air Medical Group Holdings, Inc., First Lien 2018 Term Loan	1M US L + 3.25%, 1.00% Floor	04/28/2022	184,745
97,087	Allnex & Cy S.C.A., First Lien Tranche B-2 Term Loan	3M US L + 3.25%, 0.75% Floor	09/13/2023	95,388
103,163	American Builders & Contractors Supply Co., Inc., First Lien B-2 Term Loan	1M US L + 2.00%, 0.75% Floor	10/31/2023	98,447
244,937	American Renal Holdings, Inc., First Lien B Term Loan	1M US L + 3.25%	06/21/2024	240,039
248,125	American Rock Salt Co. LLC, First Lien Initial Term Loan	1M US L + 3.75%, 1.00% Floor	03/21/2025	241,302
148,125	Applied Systems, Inc., First Lien Closing Date Term Loan	1M US L + 3.00%, 1.00% Floor	09/19/2024	141,645
160,678	Asurion LLC, First Lien Amendment No. 14 Replacement B-4 Term Loan	1M US L + 3.00%	08/04/2022	154,824
250,000	Atlantic Aviation FBO, Inc., First Lien B Term Loan(g)	L + 3.75%	12/06/2025	248,438
235,376	Avantor, Inc., First Lien Initial B-1 Dollar Term Loan	3M US L + 3.75%, 1.00% Floor	11/21/2024	228,756
237,154	Avantor, Inc., First Lien Initial B-1 Euro Term Loan(g)	E + 3.75%	11/21/2024	266,285
168,827	Aveanna Healthcare LLC, First Lien Initial Term Loan	1M US L + 4.25%, 1.00% Floor	03/18/2024	158,697
148,125	Badger Finance LLC, First Lien 2018 Refinancing Term Loan	1M US L + 3.50%, 1.00% Floor	09/30/2024	144,607

Principal Amount/Description		Rate	Maturity	Value
$360,438	Bass Pro Group LLC, First Lien Initial Term Loan	1M US L + 5.00%, 0.75% Floor	09/25/2024	$346,380
182,085	BCP Renaissance Parent LLC, First Lien Initial Term Loan	3M US L + 3.50%, 1.00% Floor	10/31/2024	177,692
198,500	Beacon Roofing Supply, Inc., First Lien Initial Term Loan	1M US L + 2.25%	01/02/2025	189,319
148,500	Belron Finance US LLC, First Lien Initial B Term Loan	3M US L + 2.25%	11/07/2024	142,189
98,750	Big River Steel LLC, First Lien Closing Date Term Loan	3M US L + 5.00%, 1.00% Floor	08/23/2023	98,009
247,505	Boing US Holdco, Inc., First Lien B Term Loan	3M US L + 3.25%, 1.00% Floor	10/03/2024	238,223
91,156	Boyd Gaming Corp., First Lien Refinancing B Term Loan	1W US L + 2.25%	09/15/2023	88,061
249,375	Bracket Intermediate Holding Corp., First Lien Initial Term Loan	3M US L + 4.25%	09/05/2025	246,881
250,000	Brookfield WEC Holdings, Inc., First Lien Initial Term Loan	1M US L + 3.75%, 0.75% Floor	08/01/2025	242,991
100,000	Brookfield WEC Holdings, Inc., Second Lien Initial Term Loan	1M US L + 6.75%, 0.75% Floor	08/03/2026	98,188
247,500	Caesars Resort Collection LLC, First Lien B Term Loan	1M US L + 2.75%	12/23/2024	238,484
76,593	Camelot U.S. Acquisition 1 Co., First Lien New Term Loan	1M US L + 3.25%, 1.00% Floor	10/03/2023	73,338
140,879	Canyon Valor Cos., Inc., First Lien Initial Dollar Term Loan	3M US L + 2.75%	06/16/2023	135,913
128,375	Canyon Valor Cos., Inc., First Lien Initial Euro Term Loan	3M EUR L + 3.00%	06/16/2023	145,676
221,319	Cengage Learning, Inc., First Lien 2016 Refinancing Term Loan	1M US L + 4.25%, 1.00% Floor	06/07/2023	190,265
250,000	CentralSquare Technologies LLC, First Lien Initial Term Loan	1M US L + 3.75%	08/29/2025	245,469
297,000	CenturyLink, Inc., First Lien Initial B Term Loan	1M US L + 2.75%	01/31/2025	278,140
127,710	CEOC LLC, First Lien B Term Loan	1M US L + 2.00%	10/07/2024	122,070
247,500	Charter Communications Operating LLC, First Lien B Term Loan	1M US L + 2.00%	04/30/2025	238,065
99,244	Charter NEX US, Inc., First Lien Initial Term Loan	1M US L + 2.75%, 1.00% Floor	05/16/2024	94,282
149,250	CHG Healthcare Services, Inc., First Lien 2017 New Term Loan	1M US L + 3.00%, 1.00% Floor	06/07/2023	143,653
149,250	Cogeco Communications II LP, First Lien B Term Loan	1M US L + 2.375%	01/03/2025	141,912
294,971	Communications Sales & Leasing, Inc., First Lien Shortfall Term Loan	1M US L + 3.00%, 1.00% Floor	10/24/2022	267,933
248,750	Covia Holdings Corp., First Lien Initial Term Loan	3M US L + 3.75%, 1.00% Floor	06/01/2025	181,588
174,761	Cypress Intermediate Holdings III, Inc., First Lien Initial Term Loan	1M US L + 3.00%, 1.00% Floor	04/29/2024	166,460
14,496	David's Bridal Tl Dip	L + 7.50%	05/18/2019	14,496
90,000	David's Bridal, Inc., First Lien Initial Term Loan(h)	3M US L + 3.00%, 1.25% Floor	10/11/2019	63,882
149,250	EG Group, Ltd., First Lien Additional Facility Term Loan	3M US L + 4.00%	02/07/2025	144,213
28,757	Emmis Operating Co., First Lien Term Loan	1M US L + 7.50%, 1.00% Floor	04/18/2019	28,253
98,003	ExamWorks Group, Inc., First Lien B-1 Term Loan	1M US L + 3.25%, 1.00% Floor	07/27/2023	95,627
98,485	Explorer Holdings, Inc., First Lien Initial Term Loan	3M US L + 3.75%, 1.00% Floor	05/02/2023	95,489

Principal Amount/Description		Rate	Maturity	Value
$250,000	Financial & Risk US Holdings, Inc., First Lien Initial Dollar Term Loan	1M US L + 3.75%	10/01/2025	$239,062
100,000	Financial & Risk US Holdings, Inc., First Lien Initial Euro Term Loan	3M EUR L + 4.00%	10/01/2025	112,785
248,750	Flynn Restaurant Group LP, First Lien Initial Term Loan	1M US L + 3.50%	06/27/2025	236,312
125,000	Flynn Restaurant Group LP, Second Lien Initial Term Loan	1M US L + 7.00%	06/29/2026	121,563
250,000	Franklin Square Holdings LP, First Lien Initial Term Loan	1M US L + 2.50%	08/01/2025	242,500
249,375	Gentiva Health Services, Inc., First Lien Closing Date Initial Term Loan	1M US L + 3.75%	07/02/2025	242,517
249,453	GlobalLogic Holdings, Inc., First Lien Initial Term Loan(g)	1M US L + 3.25%	08/01/2025	241,034
208,363	Golden Nugget, Inc., First Lien Initial B Term Loan	3M US L + 2.75%, 0.75% Floor	10/04/2023	201,257
243,750	Graftech International, Ltd., First Lien Initial Term Loan	1M US L + 3.50%, 1.00% Floor	02/12/2025	231,258
162,679	Greeneden U.S. Holdings I LLC, First Lien Tranche B-3 Dollar Term Loan	1M US L + 3.25%	12/01/2023	157,154
99,000	Greenrock Finance, Inc., First Lien Initial USD B Term Loan	3M US L + 3.50%, 1.00% Floor	06/28/2024	97,515
185,131	HD Supply, Inc., First Lien B-5 Term Loan	1M US L + 1.75%	10/17/2023	178,188
149,250	Hub International, Ltd., First Lien Initial Term Loan	3M US L + 2.75%	04/25/2025	141,345
8,250	Innoviva, Inc., First Lien Initial Term Loan	3M US L + 4.50%, 1.00% Floor	08/18/2022	8,250
662,674	Jaguar Holding Company I LLC, First Lien 2018 Term Loan	1M US L + 2.50%, 1.00% Floor	08/18/2022	632,025
229,745	JBS USA LUX SA, First Lien Initial Term Loan	1M US L + 2.50%, 0.75% Floor	10/30/2022	221,609
78,400	Learfield Communications LLC, First Lien Initial Term Loan	1M US L + 3.25%, 1.00% Floor	12/01/2023	76,538
242,963	Life Time Fitness, Inc., First Lien 2017 Refinancing Term Loan	3M US L + 2.75%, 1.00% Floor	06/10/2022	234,729
12,833	MA FinanceCo. LLC, First Lien Tranche B-3 Term Loan	1M US L + 2.50%	06/21/2024	11,983
149,250	Mayfield Agency Borrower, Inc., First Lien B Term Loan	1M US L + 4.00%	02/28/2025	145,892
292,939	McAfee LLC, First Lien B USD Term Loan	1M US L + 3.75%	09/30/2024	285,982
37,931	Monitronics International, Inc., First Lien B-2 Term Loan	3M US L + 5.50%, 1.00% Floor	09/30/2022	34,020
99,000	MRC Global, Inc., First Lien 2018 Refinancing Term Loan	1M US L + 3.00%	09/20/2024	96,030
500,000	Natgasoline LLC, First Lien Initial Term Loan	3M US L + 3.50%	11/14/2025	491,250
40,000	NEP Group, Inc., First Lien Initial Euro Term Loan	3M EUR L + 3.50%	10/20/2025	45,582
233,405	Nexstar Broadcasting, Inc., First Lien B-3 Term Loan(g)	L + 2.25%	01/17/2024	221,618
248,128	NVA Holdings, Inc., First Lien B-3 Term Loan	1M US L + 2.75%, 1.00% Floor	02/02/2025	234,688
99,002	Odyssey Logistics & Technology Corp., First Lien New Term Loan	1M US L + 4.00%, 1.00% Floor	10/12/2024	96,032
98,250	Onvoy LLC, First Lien Initial Term Loan	3M US L + 4.50%, 1.00% Floor	02/10/2024	88,261
148,667	OpenLink International Holdings, Inc., First Lien Replacement Euro Term Loan	E + 4.00%, 1.00% Floor	03/21/2025	170,442

Principal Amount/Description		Rate	Maturity	Value
$98,448	Optiv, Inc., First Lien Initial Term Loan	1M US L + 3.25%, 1.00% Floor	02/01/2024	$91,680
149,107	Pearl Intermediate Parent LLC, First Lien Initial Term Loan(g)	1M US L + 2.75%	02/14/2025	141,838
98,502	Playa Resorts Holding B.V., First Lien Initial Term Loan	1M US L + 2.75%, 1.00% Floor	04/29/2024	92,345
119,045	Post Holdings, Inc., First Lien Series A Incremental Term Loan	1M US L + 2.00%	05/24/2024	115,028
246,727	Recess Holdings, Inc., First Lien Initial Term Loan	3M US L + 3.75%, 1.00% Floor	09/30/2024	239,736
198,000	Ring Container Technologies Group LLC, First Lien Initial Term Loan	1M US L + 2.75%	10/31/2024	188,347
95,182	RPI Finance Trust, First Lien Initial B -6 Term Loan	1M US L + 2.00%	03/27/2023	92,412
148,875	Scientific Games International, Inc., First Lien Initial B-5 Term Loan	2M US L + 2.75%	08/14/2024	140,208
86,666	Seattle SpinCo, Inc., First Lien Initial Term Loan	1M US L + 2.50%	06/21/2024	80,924
148,500	Securus Technologies Holdings, Inc., First Lien Initial Term Loan	1M US L + 4.50%, 1.00% Floor	11/01/2024	143,302
250,000	Sedgwick Holdings, Inc., First Lien Initial Term Loan(g)	L + 3.25%	12/31/2025	239,480
68,223	Servicemaster Co., LLC, First Lien Tranche C Term Loan	1M US L + 2.50%	11/08/2023	67,001
247,500	SolarWinds Holdings, Inc., First Lien 2018 Refinancing Term Loan	1M US L + 2.75%	02/05/2024	238,877
248,808	St. George's University Scholastic Services LLC, First Lien Term Loan(g)	1M US L + 3.50%	07/17/2025	243,210
242,957	St. Joseph Energy Center LLC, First Lien B Advance Term Loan	1M US L + 3.50%, 1.00% Floor	04/10/2025	241,742
123,608	Staples, Inc., First Lien Closing Date Term Loan	3M US L + 4.00%, 1.00% Floor	09/12/2024	118,793
148,500	Strategic Materials Holding Corp., First Lien Initial Term Loan	3M US L + 3.75%, 1.00% Floor	11/01/2024	140,054
98,250	Team Health Holdings, Inc., First Lien Initial Term Loan	1M US L + 2.75%, 1.00% Floor	02/06/2024	88,302
40,538	Toys 'R' US Property Company I LLC	1M US L + 5.00%, 1.00% Floor	08/21/2019	35,369
103,182	Trans Union LLC, First Lien 2017 Replacement B-3 Term Loan	1M US L + 2.00%	04/10/2023	99,534
443,457	Transdigm, Inc., First Lien 2018 New Tranche E Term Loan	1M US L + 2.50%	05/30/2025	419,692
250,000	Tunnel Hill Partners LP, First Lien Cov-Lite TLB Term Loan(g)	L + 3.50%	10/01/2025	246,719
169,750	US Renal Care, Inc., First Lien Initial Term Loan	3M US L + 4.25%, 1.00% Floor	12/30/2022	162,154
148,413	UTEX Industries, Inc., First Lien Initial Term Loan	1M US L + 4.00%, 1.00% Floor	05/21/2021	136,539
498,750	Verscend Holding Corp., First Lien B Term Loan	1M US L + 4.50%	08/27/2025	483,788
36,445	Vestcom Parent Holdings, Inc., First Lien L/C Collaterilized Term Loan	3M US L + 4.00%, 1.00% Floor	12/19/2023	35,716
227,681	Windstream Services LLC, First Lien 2016 Tranche B-6 Term Loan	1M US L + 4.00%, 0.75% Floor	03/29/2021	204,344
133,662	YI LLC, First Lien Initial Term Loan	3M US L + 4.00%, 1.00% Floor	11/07/2024	132,826

Principal Amount/Description		Rate	Maturity	Value
$133,228	York Risk Services Holding Corp., First Lien Term Loan	1M US L + 3.75%, 1.00% Floor	10/01/2021	$124,948
				18,230,020

TOTAL BANK LOANS (Cost $25,790,293)				24,797,422

Principal Amount/Description		Rate	Maturity	Value
HIGH YIELD DEBT- 20.46%
Australia - 0.06%
$35,000	Nufarm Australia, Ltd. / Nufarm Americas, Inc.(i)	5.75%	04/30/2026	32,077

Canada - 1.34%
230,000	Bausch Health Cos., Inc.(i)	5.88%	05/15/2023	213,612
40,000	Baytex Energy Corp.(i)	5.13%	06/01/2021	38,500
65,000	Cascades, Inc.(i)	5.50%	07/15/2022	63,700
11,000	Cascades, Inc.(i)	5.75%	07/15/2023	10,670
40,000	Eldorado Gold Corp.(i)	6.13%	12/15/2020	36,500
25,000	First Quantum Minerals, Ltd.(i)	7.25%	05/15/2022	23,281
20,000	First Quantum Minerals, Ltd.(i)	7.25%	04/01/2023	17,675
70,000	goeasy, Ltd.(i)	7.88%	11/01/2022	71,050
40,000	Mercer International, Inc.(i)	7.38%	01/15/2025	40,000
35,000	Mercer International, Inc.	5.50%	01/15/2026	31,500
35,000	New Gold, Inc.(i)	6.25%	11/15/2022	29,575
10,000	New Gold, Inc.(i)	6.38%	05/15/2025	7,650
35,000	Precision Drilling Corp.	7.75%	12/15/2023	32,419
30,000	Precision Drilling Corp.(i)	7.13%	01/15/2026	25,950
55,000	Vermilion Energy, Inc.(i)	5.63%	03/15/2025	51,838
				693,920
Denmark - 0.23%
100,000	DKT Finance ApS(j)	7.00%	06/17/2023	121,134

France - 0.44%
100,000	Altice France SA(j)	5.63%	05/15/2024	115,804
100,000	Constantin Investissement 3 SASU(j)	5.38%	04/15/2025	110,880
				226,684
Germany - 0.87%
100,000	Blitz F18-674 GmbH(j)	6.00%	07/30/2026	108,541
120,000	Nidda Healthcare Holding GmbH(j)	3.50%	09/30/2024	129,687
100,000	Tele Columbus AG(j)	3.88%	05/02/2025	104,364
100,000	WEPA Hygieneprodukte GmbH(j)	3.75%	05/15/2024	109,091
				451,683
Great Britain - 0.10%
5,000	Ensco PLC	5.20%	03/15/2025	3,350
20,000	Ensco PLC	7.75%	02/01/2026	14,900
5,000	Ensco PLC	5.75%	10/01/2044	2,820
35,000	Tronox Finance PLC(i)	5.75%	10/01/2025	28,481
				49,551
Ireland - 0.37%
10,000	Avolon Holdings Funding, Ltd.(i)	5.50%	01/15/2023	9,725
35,000	Park Aerospace Holdings, Ltd.(i)	5.25%	08/15/2022	33,994
25,000	Park Aerospace Holdings, Ltd.(i)	5.50%	02/15/2024	24,187

Principal Amount/Description		Rate	Maturity	Value
$100,000	Virgin Media Receivables Financing Notes I DAC(j)	5.50%	09/15/2024	$122,779
				190,685
Italy - 0.91%
100,000	Bormioli Pharma Bidco SpA(f)(j)	3M EUR L + 3.50%	11/15/2024	107,592
100,000	Guala Closures SPA(i)	3.50%	04/15/2024	113,628
100,000	LKQ Italia Bondco SpA(j)	3.88%	04/01/2024	117,447
120,000	Nexi Capital SPA(i)	4.13%	11/01/2023	136,463
				475,130
Jersey - 0.67%
100,000	CPUK Finance, Ltd.(j)	4.25%	08/28/2022	122,519
100,000	LHC3 PLC(i)(k)	4.13% (9.00%)	08/15/2024	109,706
100,000	Lincoln Finance, Ltd.(j)	6.88%	04/15/2021	117,368
				349,593
Luxembourg - 0.73%
105,000	Altice Luxembourg SA(j)	6.25%	02/15/2025	96,093
65,000	Dana Financing Luxembourg Sarl(i)	5.75%	04/15/2025	60,937
100,000	Samsonite Finco Sarl(j)	3.50%	05/15/2026	104,378
100,000	SES SA(c)(f)	4.63%	Perpetual Maturity	115,392
				376,800
Netherlands - 0.69%
100,000	Diamond BC BV(i)	5.63%	08/15/2025	98,105
100,000	InterXion Holding NV(i)	4.75%	06/15/2025	117,749
100,000	Sigma Holdco BV(j)	5.75%	05/15/2026	101,038
45,000	Stars Group Holdings BV / Stars Group US Co.-Borrower LLC(i)	7.00%	07/15/2026	43,875
				360,767
Spain - 0.22%
100,000	Grifols SA(j)	3.20%	05/01/2025	112,927

Switzerland - 0.20%
90,000	UPCB Finance IV, Ltd.(j)	4.00%	01/15/2027	105,046

United Arab Emirates - 0.14%
75,000	DAE Funding LLC(i)	5.25%	11/15/2021	73,969

United States - 13.49%
65,000	Acadia Healthcare Co., Inc.	5.13%	07/01/2022	62,400
10,000	Acadia Healthcare Co., Inc.	5.63%	02/15/2023	9,525
25,000	Acadia Healthcare Co., Inc.	6.50%	03/01/2024	24,250
50,000	ACCO Brands Corp.(i)	5.25%	12/15/2024	44,875
75,000	AES Corp.	6.00%	05/15/2026	76,500
20,000	Albertsons Cos. LLC / Safeway, Inc. / New Albertsons LP / Albertson's LLC	6.63%	06/15/2024	18,650
45,000	Albertsons Cos. LLC / Safeway, Inc. / New Albertsons LP / Albertson's LLC	5.75%	03/15/2025	39,600
60,000	AmeriGas Partners LP / AmeriGas Finance Corp.	5.63%	05/20/2024	57,000
40,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp.(i)	7.00%	11/01/2026	36,400
50,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc.	5.50%	04/01/2023	48,437
100,000	Axalta Coating Systems LLC(j)	4.25%	08/15/2024	114,045
35,000	B&G Foods, Inc.	5.25%	04/01/2025	32,681
70,000	Bausch Health Cos., Inc.(i)	5.50%	03/01/2023	64,081

Principal Amount/Description		Rate	Maturity	Value
$25,000	BMC East LLC(i)	5.50%	10/01/2024	$23,406
80,000	Boyd Gaming Corp.	6.38%	04/01/2026	77,700
10,000	Boyd Gaming Corp.	6.00%	08/15/2026	9,387
65,000	BWAY Holding Co.(i)	5.50%	04/15/2024	61,344
45,000	Callon Petroleum Co.	6.38%	07/01/2026	42,075
60,000	Cardtronics, Inc. / Cardtronics USA, Inc.(i)	5.50%	05/01/2025	55,800
55,000	Carriage Services, Inc.(i)	6.63%	06/01/2026	54,175
60,000	Carrizo Oil & Gas, Inc.	6.25%	04/15/2023	55,800
100,000	Catalent Pharma Solutions, Inc.(j)	4.75%	12/15/2024	115,297
45,000	CCO Holdings LLC / CCO Holdings Capital Corp.(i)	5.13%	05/01/2023	43,875
30,000	CCO Holdings LLC / CCO Holdings Capital Corp.	5.75%	09/01/2023	29,925
25,000	CCO Holdings LLC / CCO Holdings Capital Corp.(i)	5.88%	04/01/2024	24,937
45,000	CCO Holdings LLC / CCO Holdings Capital Corp.(i)	5.00%	02/01/2028	41,513
30,000	Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp.	5.38%	06/01/2024	29,475
25,000	Centene Corp.	6.13%	02/15/2024	25,656
50,000	Central Garden & Pet Co.	6.13%	11/15/2023	50,125
50,000	CenturyLink, Inc.	5.63%	04/01/2025	44,125
55,000	Chaparral Energy, Inc.(i)	8.75%	07/15/2023	39,600
120,000	Chemours Co.	4.00%	05/15/2026	130,598
60,000	Cheniere Corpus Christi Holdings LLC	7.00%	06/30/2024	63,450
25,000	Cheniere Corpus Christi Holdings LLC	5.13%	06/30/2027	23,695
70,000	Chesapeake Energy Corp.	7.00%	10/01/2024	60,900
45,000	Chesapeake Energy Corp.	8.00%	01/15/2025	39,937
60,000	CHS/Community Health Systems, Inc.	5.13%	08/01/2021	55,950
80,000	CITGO Petroleum Corp.(i)	6.25%	08/15/2022	77,800
80,000	Clearway Energy Operating LLC	5.38%	08/15/2024	76,400
15,000	Clearway Energy Operating LLC	5.00%	09/15/2026	13,538
35,000	CommScope Technologies LLC(i)	5.00%	03/15/2027	28,437
75,000	CommScope, Inc.(i)	5.50%	06/15/2024	68,906
40,000	Comstock Escrow Corp.(i)	9.75%	08/15/2026	34,000
15,000	CoreCivic, Inc.	5.00%	10/15/2022	14,419
55,000	CoreCivic, Inc.	4.63%	05/01/2023	51,081
100,000	Cott Corp.(j)	5.50%	07/01/2024	118,825
40,000	Covanta Holding Corp.	5.88%	03/01/2024	37,700
80,000	Covanta Holding Corp.	6.00%	01/01/2027	72,000
50,000	CrownRock LP / CrownRock Finance, Inc.(i)	5.63%	10/15/2025	45,187
55,000	DaVita, Inc.	5.13%	07/15/2024	51,700
85,000	DBP Holding Corp.(h)(i)(l)	7.75%	10/15/2020	3,519
40,000	DISH DBS Corp.	5.88%	07/15/2022	36,950
30,000	DISH DBS Corp.	5.00%	03/15/2023	25,087
15,000	DISH DBS Corp.	7.75%	07/01/2026	12,450
38,371	Ditech Holding Corp.(k)	9.00% (1.80%)	12/31/2024	3,837
80,000	Eldorado Resorts, Inc.	6.00%	04/01/2025	77,571
25,000	Encompass Health Corp.	5.75%	11/01/2024	24,844
5,000	Endo Dac / Endo Finance LLC / Endo Finco, Inc.(i)	6.00%	07/15/2023	3,837
75,000	Endo Finance LLC(i)	5.75%	01/15/2022	62,812
100,000	Equinix, Inc.	2.88%	02/01/2026	108,895
35,000	ESH Hospitality, Inc.(i)	5.25%	05/01/2025	32,637
50,000	Extraction Oil & Gas, Inc.(i)	7.38%	05/15/2024	41,500
30,000	First Data Corp.(i)	5.75%	01/15/2024	29,410

Principal Amount/Description		Rate	Maturity	Value
$50,000	Flex Acquisition Co., Inc.(i)	6.88%	01/15/2025	$44,750
10,000	Flex Acquisition Co., Inc.(i)	7.88%	07/15/2026	9,025
50,000	Forum Energy Technologies, Inc.	6.25%	10/01/2021	44,250
45,000	Frontier Communications Corp.(i)	8.50%	04/01/2026	39,487
70,000	GEO Group, Inc.	5.13%	04/01/2023	63,262
10,000	GEO Group, Inc.	6.00%	04/15/2026	8,813
55,000	Golden Nugget, Inc.(i)	6.75%	10/15/2024	51,975
65,000	Grinding Media, Inc. / Moly-Cop AltaSteel, Ltd.(i)	7.38%	12/15/2023	63,212
55,000	Gulfport Energy Corp.	6.63%	05/01/2023	52,250
55,000	H&E Equipment Services, Inc.	5.63%	09/01/2025	50,669
50,000	HUB International, Ltd.(i)	7.00%	05/01/2026	45,500
90,000	Hunt Cos., Inc.(i)	6.25%	02/15/2026	77,121
45,000	Ingles Markets, Inc.	5.75%	06/15/2023	44,662
50,000	Intelsat Jackson Holdings SA(i)	8.00%	02/15/2024	51,625
45,000	Intelsat Jackson Holdings SA(i)	8.50%	10/15/2024	43,875
100,000	IQVIA, Inc.(j)	2.88%	09/15/2025	109,004
105,000	Jaguar Holding Co. II / Pharmaceutical Product Development LLC(i)	6.38%	08/01/2023	100,599
25,000	KAR Auction Services, Inc.(i)	5.13%	06/01/2025	22,687
85,000	Kennedy-Wilson, Inc.	5.88%	04/01/2024	79,900
25,000	Laredo Petroleum, Inc.	5.63%	01/15/2022	22,562
35,000	Laredo Petroleum, Inc.	6.25%	03/15/2023	31,588
30,000	Level 3 Financing, Inc.	5.13%	05/01/2023	29,063
55,000	Matador Resources Co.	5.88%	09/15/2026	50,738
40,000	MPH Acquisition Holdings, LLC(i)	7.13%	06/01/2024	37,400
30,000	Multi-Color Corp.(i)	4.88%	11/01/2025	25,725
50,000	Nabors Industries, Inc.	5.50%	01/15/2023	39,934
10,000	Nabors Industries, Inc.	5.75%	02/01/2025	7,599
50,000	Nationstar Mortgage Holdings, Inc.(i)	8.13%	07/15/2023	48,875
35,000	Natural Resource Partners LP / NRP Finance Corp.	10.50%	03/15/2022	36,225
60,000	NCR Corp.	6.38%	12/15/2023	58,303
25,000	New Enterprise Stone & Lime Co., Inc.(i)	6.25%	03/15/2026	22,813
55,000	Novelis Corp.(i)	6.25%	08/15/2024	51,838
40,000	Novelis Corp.(i)	5.88%	09/30/2026	35,500
52,000	Oasis Petroleum, Inc.	6.88%	03/15/2022	49,140
20,000	Oasis Petroleum, Inc.	6.88%	01/15/2023	18,525
60,000	PDC Energy, Inc.	5.75%	05/15/2026	53,550
40,000	Performance Food Group, Inc.(i)	5.50%	06/01/2024	38,850
15,000	PetSmart, Inc.(i)	7.13%	03/15/2023	8,812
80,000	PHI, Inc.	5.25%	03/15/2019	55,200
25,000	Pilgrim's Pride Corp.(i)	5.75%	03/15/2025	23,563
35,000	Plantronics, Inc.(i)	5.50%	05/31/2023	32,638
20,000	Post Holdings, Inc.(i)	5.50%	03/01/2025	19,271
10,000	Post Holdings, Inc.(i)	5.00%	08/15/2026	9,150
30,000	Prestige Brands, Inc.(i)	6.38%	03/01/2024	29,100
50,000	Prime Security Services Borrower LLC / Prime Finance, Inc.(i)	9.25%	05/15/2023	51,688
35,000	Quicken Loans, Inc.(i)	5.75%	05/01/2025	32,900
100,000	Refinitiv US Holdings, Inc.(i)	4.50%	05/15/2026	112,054
82,374	Reynolds Group Issuer, Inc. / Reynolds Group Issuer, LLC	5.75%	10/15/2020	82,271
50,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer, LLC(i)	7.00%	07/15/2024	47,719
40,000	Rite Aid Corp.(i)	6.13%	04/01/2023	31,750
15,000	SESI LLC	7.13%	12/15/2021	12,825
45,000	SESI LLC	7.75%	09/15/2024	36,000

Principal Amount/Description		Rate	Maturity	Value
$100,000	Silgan Holdings, Inc.	3.25%	03/15/2025	$114,816
15,000	SM Energy Co.	6.13%	11/15/2022	14,250
10,000	SM Energy Co.	5.00%	01/15/2024	8,750
30,000	SM Energy Co.	5.63%	06/01/2025	26,250
75,000	Sprint Communications, Inc.	11.50%	11/15/2021	85,313
170,000	Sprint Communications, Inc.	6.00%	11/15/2022	167,251
10,000	Sprint Corp.	7.88%	09/15/2023	10,287
25,000	Sprint Corp.	7.13%	06/15/2024	24,839
5,000	Sprint Corp.	7.63%	02/15/2025	5,013
45,000	Standard Industries, Inc.(i)	5.50%	02/15/2023	44,213
20,000	Suburban Propane Partners LP/Suburban Energy Finance Corp.	5.50%	06/01/2024	18,700
40,000	Suburban Propane Partners LP/Suburban Energy Finance Corp.	5.75%	03/01/2025	36,800
45,000	Summit Materials LLC / Summit Materials Finance Corp.	6.13%	07/15/2023	44,775
75,000	SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp.(i)	7.50%	06/15/2025	71,250
65,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.75%	03/15/2024	66,219
65,000	Tenet Healthcare Corp.(i)	7.50%	01/01/2022	66,056
45,000	Tenet Healthcare Corp.	6.75%	06/15/2023	42,413
50,000	Tenneco, Inc.	5.38%	12/15/2024	43,375
25,000	T-Mobile USA, Inc.	6.00%	04/15/2024	25,063
20,000	T-Mobile USA, Inc.	6.38%	03/01/2025	20,299
55,000	TMS International Corp.(i)	7.25%	08/15/2025	51,563
10,000	TransDigm, Inc.	6.50%	07/15/2024	9,763
35,000	TransDigm, Inc.	6.50%	05/15/2025	33,556
30,000	TreeHouse Foods, Inc.(i)	6.00%	02/15/2024	29,813
50,000	Tronox, Inc.(i)	6.50%	04/15/2026	41,688
100,000	UGI International LLC(i)	3.25%	11/01/2025	115,119
15,000	Ultra Resources, Inc.(h)(i)	6.88%	04/15/2022	8,269
50,000	United Rentals North America, Inc.	6.50%	12/15/2026	49,375
25,000	Univision Communications, Inc.(i)	5.13%	05/15/2023	22,500
40,000	US Foods, Inc.(i)	5.88%	06/15/2024	39,050
30,000	USA Compression Partners LP / USA Compression Finance Corp.(i)	6.88%	04/01/2026	28,950
100,000	Vantiv LLC / Vantiv Issuer Corp.(j)	3.88%	11/15/2025	120,204
25,000	ViaSat, Inc.(i)	5.63%	09/15/2025	23,125
105,000	Watco Cos. LLC / Watco Finance Corp.(i)	6.38%	04/01/2023	105,788
45,000	Whiting Petroleum Corp.	6.63%	01/15/2026	38,813
108,000	WMG Acquisition Corp.(i)	4.13%	11/01/2024	127,546
				7,007,420

TOTAL HIGH YIELD DEBT (Cost $11,397,786)				10,627,386

Shares/Description		Value
SHORT-TERM INVESTMENTS - 14.95%
7,763,303	State Street Institutional Trust (7 Day Yield 2.24%)	7,763,303

TOTAL SHORT-TERM INVESTMENTS (Cost $7,763,303)		7,763,303

Shares/Description	Value
TOTAL INVESTMENTS - 110.36% (Cost $60,326,705)	$57,324,463
CASH SEGREGATED AT CUSTODIAN FOR FORWARD FOREIGN CURRENCY CONTRACTS - 0.10%	50,000
LIABILITIES IN EXCESS OF OTHER ASSETS - (10.46)%	(5,431,605)
NET ASSETS - 100.00%	$51,942,858

Investment Abbreviations:
LIBOR - London Interbank Offered Rate

Libor Rates:
1W US L - 1 Week LIBOR as of December 31, 2018 was 2.41%
1M US L - 1 Month LIBOR as of December 31, 2018 was 2.50%
2M US L - 2 Month LIBOR as of December 31, 2018 was 2.61%
3M US L - 3 Month LIBOR as of December 31, 2018 was 2.81%
1M EUR L - 2 Month EURIBOR as of December 31, 2018 was -0.38%
3M EUR L - 3 Month EURIBOR as of December 31, 2018 was -0.36%
6M EUR L - 6 Month EURIBOR as of December 31, 2018 was -0.30%

(a)	Less than 0.005%.
(b)	Non-income producing security.
(c)	Security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(d)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(e)	Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees. Total fair value of the security is $75,000, which represents approximately 0.14% of net assets as of December 31, 2018.
(f)	Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at December 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(g)	All or a portion of this position has not settled as of December 31, 2018. The interest rate shown represents the stated spread over the London Interbank Offered Rate ("LIBOR" or "L") or the Euro Interbank Offered Rate ("EURIBOR" or "E") or the applicable LIBOR/EURIBOR floor; the Fund will not accrue interest until the settlement date, at which point LIBOR/EURIBOR will be established.
(h)	The level 3 assets were a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.
(i)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total fair value of Rule 144A securities amounts to $4,415,380, which represents approximately 8.50% of net assets as of December 31, 2018.
(j)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees. As of December 31, 2018, the aggregate fair value of those securities was $2,484,063, representing 4.78% of net assets.
(k)	Pay-in-kind securities - Rate paid in-kind is shown in parenthesis.
(l)	Security is currently in default.

See Notes to Quarterly Schedule of Investments.

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

Counterparty	Settlement Date	Fund Receiving	U.S. $ Value at December 31, 2018	Fund Delivering	U.S. $ Value at December 31, 2018	Unrealized Appreciation/ (Depreciation)
State Street Boston	01/08/19	EUR	1,998,847	USD	1,990,936	$7,911
State Street Boston	01/08/19	GBP	222,113	USD	220,433	1,680
State Street Boston	01/08/19	USD	1,304,549	GBP	1,298,883	5,666
						$15,257

State Street Boston	01/08/19	USD	9,453,168	EUR	9,502,000	(48,832)
						$(48,832)

RiverNorth Funds	Notes to Quarterly Schedule of Investments
December 31, 2018 (Unaudited)

1. ORGANIZATION

The RiverNorth Funds (the “Trust” or “Funds”) was established under the laws of Ohio by an Agreement and Declaration of Trust dated July 18, 2006 (the “Trust Agreement”). The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust Agreement permits the Board of Trustees (the “Board” or “Trustees”) to authorize and issue an unlimited number of shares of beneficial interest of a separate series without par value. All classes of shares for each of the Funds have identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes. The Funds are considered investment companies and therefore follow the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services Investment Companies.

The RiverNorth Core Opportunity Fund (the “Core Opportunity Fund”) was organized as a diversified series of the Trust on July 18, 2006 and commenced investment operations on December 27, 2006. The Core Opportunity Fund offers two series of shares, Class I Shares and Class R Shares. The investment adviser to the Core Opportunity Fund is RiverNorth Capital Management, LLC (the “Adviser”). The investment objective of the Core Opportunity Fund is to seek long-term capital appreciation and income.

The RiverNorth/DoubleLine Strategic Income Fund (the “Strategic Income Fund”) is a diversified series of the Trust and commenced investment operations on December 30, 2010. The Strategic Income Fund offers two series of shares, Class I Shares and Class R Shares. The investment adviser to the Strategic Income Fund is RiverNorth Capital Management, LLC. The Strategic Income Fund’s sub-adviser is DoubleLine Capital, LP (“DoubleLine”). The investment objective of the Strategic Income Fund is current income and overall total return.

The RiverNorth/Oaktree High Income Fund (the “High Income Fund”) is a diversified series of the Trust and commenced investment operations on December 28, 2012. The High Income Fund offers two series of shares, Class I Shares and Class R Shares. The investment adviser to the High Income Fund is RiverNorth Capital Management, LLC. The High Income Fund’s sub-adviser is Oaktree Capital Management, L.P. (“Oaktree Capital,” and with DoubleLine, each a “Sub-Adviser” or collectively, the “Sub-Advisers”). The investment objective of the High Income Fund is overall total return consisting of long-term capital appreciation and income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities. The Schedule of Investments have been prepared as of the close of the New York Stock Exchange (“NYSE”) on December 31, 2018.

Security Valuation:  The Funds’ assets and other financial instruments are generally valued at their fair value using market quotations. If a market value quotation is unavailable a security may be valued at its estimated fair value as described in Note 3.

Security Transactions and Related Income:  The Funds follow industry practice and record security transactions on the trade date basis. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date or for certain foreign securities, when the information becomes available to the Funds and interest income and expenses are recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Other:  The Funds hold certain investments which pay dividends to their shareholders based upon available funds from operations. It is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

Principal Investment Risks: All mutual funds carry a certain amount of risk. For more information on the related risks of investing in the Funds please refer to the prospectus.

3. SECURITIES VALUATION AND FAIR VALUE Measurements

Fair value is defined as the price that a Fund might reasonably expect to receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including using such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

•	Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 – Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, rights and warrants, closed-end funds, exchange-traded funds, preferred stocks, business development companies, business development company bonds and business development company senior notes are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser or a Sub-Adviser believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser or a Sub-Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, Sub-Adviser, or valuation committee in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including short term investments and open-end funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Domestic and foreign fixed income securities, including foreign and U.S. corporate bonds, U.S. Government bonds and notes, foreign government bonds and notes, supranationals and foreign agencies, non-agency collateralized mortgage obligations, U.S. Government/Agency mortgage backed securities, bank loans, collateralized loan obligations, municipal bonds, and high yield debt, as well as non-exchange traded derivatives, including forward foreign currency contracts and total return swaps, are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services. Total Return swaps are valued based on a formula of the underlying asset’s nightly value, the Overnight London-Interbank Offered Rate (“USD-LIBOR”) and an annual fee or various agreed upon inputs. Foreign Currency positions, including forward foreign currency contracts, are priced at the mean between the closing bid and asked prices at 4:00 p.m. Eastern time. Prices obtained from independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Data used to establish quotes includes analysis of cash flows, pre-payment speeds, default rates, delinquency assumptions and assumptions regarding collateral and loss assumptions. These securities will be classified as Level 2 securities.

Short-term investments in fixed income securities, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Funds’ good faith pricing guidelines, the Adviser, Sub-Adviser, or valuation committee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser, Sub-Adviser, or valuation committee would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s, a Sub-Adviser’s, or the valuation committee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Funds’ NAV calculation that may affect a security’s value, or the Adviser or a Sub-Adviser is aware of any other data that calls into question the reliability of market quotations.

Good faith pricing may also be used in instances when the bonds the Funds invest in default or otherwise cease to have market quotations readily available. Investments in foreign securities, junk bonds or other thinly traded securities are more likely to trigger good faith pricing than other securities.

The following is a summary of the inputs used at December 31, 2018 in valuing the Funds’ assets and liabilities:

Core Opportunity Fund

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Closed-End Funds	$70,578,067	$–	$–	$70,578,067
Common Stocks	7,662,594	–	–	7,662,594
Exchange-Traded Funds	22,405,846	–	–	22,405,846
Preferred Stocks	55,405	–	–	55,405
Business Development Company Notes	1,074,625	–	–	1,074,625
Rights	65,829	–	–	65,829
Warrants	288,245	–	–	288,245
Short-Term Investments	41,259	–	–	41,259
Total	$102,171,870	$–	$–	$102,171,870

Strategic Income Fund

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Closed-End Funds	$611,606,985	$–	$–	$611,606,985
Business Development Companies	4,426,991	–	–	4,426,991
Common Stocks	19,334,896	–	–	19,334,896
Open-End Funds	27,689,803	–	–	27,689,803
Preferred Stocks	37,642,439	–	–	37,642,439
Business Development Company Notes	24,838,926	–	–	24,838,926
Foreign Corporate Bonds	–	36,401,190	–	36,401,190
U.S. Corporate Bonds	–	48,958,275	4,918,750	53,877,025
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	–	3,984,361	–	3,984,361
Bank Loans	–	22,890,987	–	22,890,987
Collateralized Loan Obligations	–	36,556,853	–	36,556,853
Non-Agency Collateralized Mortgage Obligations	–	401,865,209	–	401,865,209
U.S. Government Bonds and Notes	–	47,561,347	–	47,561,347
Municipal Bonds	–	18,565,968	–	18,565,968
U.S. Government / Agency Mortgage Backed Securities	–	142,850,228	–	142,850,228
Short-Term Investments	50,515,122	–	–	50,515,122
Total	$776,055,162	$759,634,418	$4,918,750	$1,540,608,330

High Income Fund

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Business Development Companies	$143,520	$–	$–	$143,520
Closed-End Funds	13,915,543	–	–	13,915,543
Common Stocks	2,282	–	–	2,282
Preferred Stocks	7	–	75,000	75,007
Bank Loans	–	24,733,540	63,882	24,797,422
High Yield Debt	–	10,615,598	11,788	10,627,386
Short-Term Investments	7,763,303	–	–	7,763,303
Total	$21,899,655	$35,349,138	$75,670	$57,324,463

	Valuation Inputs
Other Financial Instruments**	Level 1	Level 2	Level 3	Total
Assets
Forward Foreign Currency Contracts	$–	$15,257	$–	$15,257
Liabilities
Forward Foreign Currency Contracts	$–	$(48,832)	$–	$(48,832)
Total	$–	$(33,575)	$–	$(33,575)

*	Refer to each Fund’s Schedule of Investments for a listing of securities by type.
**	Other financial instruments are derivative instruments reflected in the Schedule of Investments.

The changes of the fair value of investments for which the Funds have used Level 3 inputs to determine the fair value are as follows:

Asset Type	Balance as of September 30, 2018	Change in Unrealized Appreciation/Depreciation	Purchases	Sales Proceeds	Transfer into Level 3	Transfer Out of Level 3	Balance as of December 31, 2018	Net change in unrealized appreciation/(depreciation) attributable to Level 3 investments held at December 31, 2018
Strategic Income Fund
U.S. Corporate Bonds	$-	$-	$-	$-	$4,918,750	$-	$4,918,750	$(55,120)
	$-	$-	$-	$-	$4,918,750	$-	$4,918,750	$(55,120)

Asset Type	Balance as of September 30, 2018	Change in Unrealized Appreciation/Depreciation	Purchases	Sales Proceeds	Transfer into Level 3	Transfer Out of Level 3	Balance as of December 31, 2018	Net change in unrealized appreciation/(depreciation) attributable to Level 3 investments held at December 31, 2018
High Income Fund
Bank Loans	$-	$-	$-	$-	$63,882	$-	$63,882	$(18,028)
High Yield Debt	-	-	-	-	11,788	-	11,788	(34,533)
Preferred Stocks	75,000	-	-	-	-	-	75,000	-
	$75,000	$-	$-	$-	$75,670	$-	$150,670	$(52,561)

The Table below provides additional information about the Level 3 Fair Value Measurements as of December 31, 2018:

Quantitative Information about Level 3 Fair Value Measurements

Strategic Income Fund

Asset Class	Fair Value (USD)	Valuation Technique	Unobservable Inputs(a)
U.S. Corporate Bonds	$4,918,750	Last Transaction Price	Transaction Price

High Income Fund

Asset Class	Fair Value (USD)	Valuation Technique	Unobservable Inputs(a)
Bank Loans	$63,882	Vendor Price	Broker Quote
High Yield Debt	11,788	Vendor Price	Broker Quote
Preferred Stock	75,000	Last Transaction Price	Transaction Price

(a)	A change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Broker Quote	Increase	Decrease
Transaction Price	Increase	Decrease

It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period.

There were no transfers between Level 1 and Level 2 during the current period presented.

4. Derivative Financial Instruments

The following discloses the Funds’ use of derivative instruments. The Funds’ investment objectives not only permit the Funds to purchase investment securities, they also allow the Funds to enter into various types of derivative contracts such as total return swap contracts and forward foreign currency contracts. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors: In pursuit of their investment objectives, the Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar depreciates against the currency.

Risk of Investing in Derivatives

The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds.

Forward Foreign Currency Contracts

The Funds may engage in currency transactions with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value, to gain or reduce exposure to certain currencies, or to generate income or gains. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. During the three months ended December 31, 2018, the High Income Fund engaged in forward foreign currency contracts. The contracts are marked-to-market daily and the change in value is recorded by the High Income Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the High Income Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk. The High Income Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Total Return Swaps

Certain Funds may enter into total return swaps. Total return swaps are agreements that provide the Funds with a return based on the performance of an underlying asset (called a “reference asset”), in exchange for fee payments to a counterparty based on a specific rate of return. The difference in the value of these income streams is recorded daily by the Funds, and is settled in cash periodically. The fee paid by the Funds will typically be determined by multiplying the face value of the swap agreement by an agreed upon interest rate. Generally, the basis of the total return swap is the unamortized premium received or paid. The periodic swap payments received or made by the Funds are recorded in the Statement of Operations as realized gains or losses, respectively. When the swap is terminated, the Funds will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. In addition, if the reference asset declines in value over the term of the swap, the Funds would also be required to pay the dollar value of that decline to the counterparty. Total return swaps could result in losses if the reference asset does not perform as anticipated by the Adviser. The Funds may use its own net asset value or the net asset value of a similar fund as the reference asset in a total return swap. This strategy serves to reduce “cash drag” (the impact of uninvested cash on the Fund’s overall return) by replacing it with the total return of the Fund’s own, or a similar fund’s investment holdings. The Funds record fluctuations in the value of open swap contracts on a daily basis as unrealized gains or losses.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to a Fund.

If required by the swap agreement, the Funds, have segregated sufficient assets as collateral to satisfy the current obligations with respect to total return swaps.

5. loan participations and assignments

The High Income Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The High Income Fund will normally invest in corporate debt issuers in North America and Europe. The High Income Fund investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The High Income Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The High Income Fund will generally purchase assignments of these loans, in which case it will typically become a lender for purposes of the relevant loan agreement with direct contractual rights against the borrower, including the right to receive payments of principal and interest. When purchasing participation interests in a loan, the High Income Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the High Income Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. The High Income Fund may enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the High Income Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The High Income Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the High Income Fund may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. At December 31, 2018, the High Income Fund had $2,281,539 in unsettled domestic and foreign loan commitments.

6. AFFILIATED COMPANIES

Funds may invest in certain securities that are considered securities issued by affiliated companies. As defined by the Investment Company Act of 1940, an affiliated person, including an affiliated company, is one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The purchases, sales, dividend income, capital gains, shares and value of investment in affiliated companies for the three months ended December 31, 2018 were as follows:

Strategic Income Fund

Security Name	Share Balance Balance as of September 30, 2018	Purchases	Purchases In-Kind	Sales	Sales In-Kind	Share Balance as of December 31, 2018	Market Value as of December 31, 2018	Dividends	Change in Unrealized Gain (Loss)	Realized Gain/Loss
RiverNorth/Oaktree High Income Fund	3,003,658	51,768	-	-	-	3,055,427	$27,689,803	$475,907	$(1,773,194)	$-
							$27,689,803	$475,907	$(1,773,194)	$-

Item 2.	Controls and Procedures.

(a)	Based on an evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this Form N-Q, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)	There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: RiverNorth Funds

By:	s/ Patrick W. Galley
Name:	Patrick W. Galley
Title:	President

Date: March 1, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	s/ Patrick W. Galley
Name:	Patrick W. Galley
Title:	President & Chief Executive Officer

Date: March 1, 2019

By:	s/ Jonathan M. Mohrhardt
Name:	Jonathan M. Mohrhardt
Title:	Treasurer & Chief Financial Officer

Date: March 1, 2019